UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,145,563)
Puma International Financing S.A. 6.750%, 02/01/2021		1,110,000	$1,131,934	0.43
			1,131,934	0.43
Bangladesh (Cost $1,246,793)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		1,200,000	1,231,440	0.47
			1,231,440	0.47
Barbados (Cost $2,778,753)
Columbus International, Inc. 7.375%, 03/30/2021		2,590,000	2,751,875	1.05
			2,751,875	1.05
Brazil (Cost $19,643,276)
BRF S.A. 4.750%, 05/22/2024		535,000	517,077	0.20
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	2,650,000	663,671	0.25
Embraer Netherlands Finance B.V. 5.050%, 06/15/2025		570,000	557,175	0.21
Itau Unibanco Holding S.A. 2.850%, 05/26/2018		260,000	256,360	0.10
Itau Unibanco Holding S.A. 5.650%, 03/19/2022		380,000	381,140	0.14
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		1,670,000	1,653,300	0.63
Marfrig Holding Europe B.V. 6.875%, 06/24/2019		1,735,000	1,596,200	0.61
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,015,000	1,031,494	0.39
Minerva Luxembourg S.A. 12.250%, 02/10/2022		200,000	220,000	0.08
Odebrecht Drilling Norbe VIII/IX Ltd. 6.350%, 06/30/2021		959,400	690,768	0.26
Oi S.A. 9.750%, 09/15/2016	BRL	2,000,000	525,708	0.20
Oi S.A. 5.750%, 02/10/2022		1,350,000	1,069,470	0.41
Petrobras Global Finance B.V. 5.875%, 03/01/2018		280,000	281,120	0.11
Petrobras Global Finance B.V., FRN 2.429%, 01/15/2019		620,000	562,712	0.21
Petrobras Global Finance B.V. 6.250%, 03/17/2024		1,990,000	1,862,441	0.71
Petrobras Global Finance B.V. 6.875%, 01/20/2040		3,510,000	2,983,500	1.14
Petrobras Global Finance B.V. 6.750%, 01/27/2041		250,000	208,125	0.08
Petrobras Global Finance B.V. 6.850%, 06/05/2115		375,000	303,068	0.12
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		483,747	399,091	0.15
QGOG Constellation S.A. 6.250%, 11/09/2019		3,474,000	2,101,770	0.80
Vale Overseas Ltd. 4.375%, 01/11/2022		290,000	279,183	0.11
			18,143,373	6.91
Chile (Cost $2,862,189)
Cencosud S.A. 5.500%, 01/20/2021		150,000	158,675	0.06
E.CL S.A. 5.625%, 01/15/2021		200,000	218,551	0.08
Empresa Electrica Guacolda S.A. 4.560%, 04/30/2025(2)(3)		400,000	391,431	0.15
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	200,443	0.08
Telefonica Chile S.A. 3.875%, 10/12/2022		495,000	485,584	0.18
VTR Finance B.V. 6.875%, 01/15/2024		1,355,000	1,378,713	0.53
			2,833,397	1.08
China (Cost $26,509,841)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		600,000	622,500	0.24
Agile Property Holdings Ltd. 8.875%, 04/28/2017		602,000	609,525	0.23
Alibaba Group Holding Ltd. 3.125%, 11/28/2021		250,000	245,567	0.09
Baidu, Inc. 3.500%, 11/28/2022		400,000	397,348	0.15
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		300,000	297,148	0.11
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	5,790	—
China Overseas Finance Cayman V Ltd. 3.950%, 11/15/2022		300,000	296,979	0.11
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		200,000	200,187	0.08
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		1,750,000	1,815,805	0.69

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		601,000	$653,588	0.25
Emerald Plantation Holdings Ltd. 6.000%, (100% Cash), 01/30/2020,(4)		44,823	41,237	0.02
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		400,000	439,611	0.17
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)(3)(4)		282,201	282,201	0.11
Favor Sea Ltd. 11.750%, 02/04/2019		1,040,000	977,600	0.37
Franshion Brilliant Ltd. 5.750%, 03/19/2019		395,000	417,641	0.16
Hyva Global B.V. 8.625%, 03/24/2016		1,255,000	1,253,431	0.48
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018(5)		2,795,000	1,530,262	0.58
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		1,190,000	651,525	0.25
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		1,775,000	971,813	0.37
KWG Property Holding Ltd. 8.975%, 01/14/2019		1,175,000	1,198,340	0.46
Logan Property Holdings Co. Ltd. 11.250%, 06/04/2019		640,000	663,805	0.25
MIE Holdings Corp. 6.875%, 02/06/2018		650,000	498,179	0.19
MIE Holdings Corp. 7.500%, 04/25/2019		2,535,000	1,780,635	0.68
Sino-Forest Corp. 5.000%, 08/01/2013(2)(3)(6)		21,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(2)(3)(6)		82,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(2)(3)(6)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(2)(3)(6)		252,000	—	—
Sunac China Holdings Ltd. 9.375%, 04/05/2018		2,155,000	2,200,837	0.84
Tencent Holdings Ltd. 3.375%, 05/02/2019		320,000	327,466	0.12
Times Property Holdings Ltd. 12.625%, 03/21/2019		1,085,000	1,166,124	0.44
Trillion Chance Ltd. 8.500%, 01/10/2019		1,240,000	1,213,401	0.46
Wanda Properties Overseas Ltd. 4.875%, 11/21/2018		243,000	251,162	0.10
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,200,000	1,122,000	0.43
Yuzhou Properties Co. Ltd. 8.750%, 10/04/2018		570,000	578,550	0.22
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		1,790,000	1,798,950	0.69
			24,509,207	9.34
Colombia (Cost $20,546,743)
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.875%, 04/21/2025(2)(3)		550,000	548,350	0.21
Banco Davivienda S.A. 2.950%, 01/29/2018		350,000	350,875	0.13
Banco de Bogota S.A. 5.000%, 01/15/2017		435,000	452,052	0.17
Bancolombia S.A. 5.950%, 06/03/2021		460,000	499,652	0.19
Ecopetrol S.A. 7.625%, 07/23/2019		335,000	386,925	0.15
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	3,260,000,000	1,055,595	0.40
Millicom International Cellular S.A. 4.750%, 05/22/2020		600,000	583,500	0.22
Millicom International Cellular S.A. 6.625%, 10/15/2021		1,510,000	1,570,400	0.60
Millicom International Cellular S.A. 6.000%, 03/15/2025		1,100,000	1,086,250	0.41
Pacific Rubiales Energy Corp. 5.375%, 01/26/2019		1,175,000	834,250	0.32
Pacific Rubiales Energy Corp. 7.250%, 12/12/2021		3,860,000	2,721,300	1.04
Pacific Rubiales Energy Corp. 5.125%, 03/28/2023		1,920,000	1,214,400	0.46
Pacific Rubiales Energy Corp. 5.625%, 01/19/2025		8,735,000	5,522,267	2.10
Transportadora de Gas Internacional S.A. ESP 5.700%, 03/20/2022		605,000	641,300	0.25
			17,467,116	6.65
Czech Republic (Cost $2,225,670)
EP Energy A.S. 5.875%, 11/01/2019	EUR	430,000	534,124	0.20
New World Resources N.V. 8.000%, 04/07/2020(4)	EUR	1,373,422	859,765	0.33
New World Resources N.V. 4.000%, 10/07/2020	EUR	600,644	65,966	0.03
			1,459,855	0.56

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Dominican Republic (Cost $1,415,081)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		1,445,000	$1,488,350	0.57
			1,488,350	0.57
Guatemala (Cost $2,406,445)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		2,235,000	2,369,770	0.90
			2,369,770	0.90
Hong Kong (Cost $1,537,553)
CFG Investment S.A.C. 9.750%, 07/30/2019		600,000	588,000	0.23
Hutchison Whampoa International 14 Ltd. 3.625%, 10/31/2024		240,000	238,006	0.09
LS Finance 2022 Ltd. 4.250%, 10/16/2022		200,000	200,752	0.08
PCCW-HKT Capital No 5 Ltd. 3.750%, 03/08/2023		245,000	245,370	0.09
Wharf Finance Ltd. 6.125%, 11/06/2017		250,000	270,738	0.10
			1,542,866	0.59
India (Cost $4,207,430)
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		730,000	779,472	0.30
ICICI Bank Ltd. 4.750%, 11/25/2016		500,000	517,709	0.20
Reliance Holding USA, Inc. 5.400%, 02/14/2022		500,000	543,937	0.21
Reliance Holding USA, Inc. 6.250%, 10/19/2040		250,000	282,993	0.11
State Bank of India 4.125%, 08/01/2017		320,000	331,797	0.12
Vedanta Resources PLC 8.250%, 06/07/2021		750,000	706,875	0.27
Vedanta Resources PLC 7.125%, 05/31/2023		1,015,000	893,200	0.34
			4,055,983	1.55
Indonesia (Cost $5,033,055)
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		3,235,000	1,944,235	0.74
Enercoal Resources PTE Ltd. 6.000%, 04/07/2018		500,000	75,000	0.03
Golden Legacy PTE Ltd. 9.000%, 04/24/2019		600,000	588,000	0.22
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,495,000	1,509,475	0.58
			4,116,710	1.57
Israel (Cost $929,162)
Israel Electric Corp. Ltd. 5.625%, 06/21/2018		365,000	393,536	0.15
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		270,000	306,990	0.12
Israel Electric Corp. Ltd. 5.000%, 11/12/2024(3)		245,000	253,432	0.09
			953,958	0.36
Jamaica (Cost $13,404,158)
Digicel Group Ltd. 8.875%, 09/30/2020		8,220,000	8,117,250	3.09
Digicel Group Ltd. 7.125%, 04/01/2022		1,895,000	1,738,662	0.66
Digicel Ltd. 6.000%, 04/15/2021		3,000,000	2,827,500	1.08
			12,683,412	4.83
Kazakhstan (Cost $18,007,146)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		390,000	348,988	0.13
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		960,000	993,120	0.38
Kaspi Bank JSC 9.875%, 10/28/2016		1,410,000	1,452,300	0.55
KazAgro National Management Holding JSC 3.255%, 05/22/2019	EUR	775,000	799,905	0.31
KazAgro National Management Holding JSC 4.625%, 05/24/2023		410,000	359,262	0.14
Kazkommertsbank JSC 8.000%, 11/03/2015		1,235,000	1,234,605	0.47
Kazkommertsbank JSC 7.500%, 11/29/2016		1,790,000	1,783,520	0.68

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan - (continued)
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	2,000,000	$2,158,061	0.82
Kazkommertsbank JSC 8.500%, 05/11/2018		2,025,000	1,981,017	0.75
Kazkommertsbank JSC 5.500%, 12/21/2022		3,433,616	2,716,849	1.04
KazMunayGas National Co. JSC 6.000%, 11/07/2044		400,000	322,344	0.12
Nostrum Oil & Gas Finance B.V. 6.375%, 02/14/2019		1,360,000	1,193,400	0.45
Zhaikmunai LLP 7.125%, 11/13/2019		2,305,000	2,086,486	0.80
			17,429,857	6.64
Kuwait (Cost $652,366)
Kuwait Projects Co. 9.375%, 07/15/2020		515,000	652,763	0.25
			652,763	0.25
Liechtenstein (Cost $517,489)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		480,000	523,200	0.20
			523,200	0.20
Lithuania (Cost $1,829,795)
Bite Finance International B.V., FRN 7.491%, 02/15/2018	EUR	1,470,000	1,591,341	0.61
			1,591,341	0.61
Malaysia (Cost $398,778)
Malayan Banking Bhd., FRN 3.250%, 09/20/2022		400,000	403,664	0.15
			403,664	0.15
Mexico (Cost $22,428,823)
Alfa S.A.B. de C.V. 6.875%, 03/25/2044		400,000	414,000	0.16
Alpek S.A.B. de C.V. 4.500%, 11/20/2022		200,000	203,600	0.08
America Movil S.A.B. de C.V., FRN 1.288%, 09/12/2016		300,000	301,163	0.11
America Movil S.A.B. de C.V. 6.375%, 03/01/2035		175,000	205,625	0.08
Banco Inbursa S.A. Institucion de Banca Multiple 4.125%, 06/06/2024		690,000	679,650	0.26
BBVA Bancomer S.A. 4.500%, 03/10/2016		500,000	510,000	0.19
CEMEX Espana S.A. 9.875%, 04/30/2019		1,300,000	1,423,500	0.54
Cemex Finance LLC 9.375%, 10/12/2022		3,770,000	4,216,557	1.61
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		655,000	666,463	0.25
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,570,000	1,634,292	0.62
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		450,000	479,250	0.18
Cemex S.A.B. de C.V. 5.700%, 01/11/2025		475,000	461,700	0.18
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	211,194	0.08
Corp. GEO S.A.B. de C.V. 9.250%, 06/30/2020(5)		100,000	2,030	—
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(5)		200,000	4,060	—
El Puerto de Liverpool S.A.B. de C.V. 3.950%, 10/02/2024		600,000	592,500	0.23
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		1,917,000	1,418,580	0.54
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/2024		3,235,000	2,038,050	0.78
Fresnillo PLC 5.500%, 11/13/2023		500,000	530,750	0.20
Gruma S.A.B. de C.V. 4.875%, 12/01/2024		700,000	734,300	0.28
Grupo Televisa S.A.B. 6.625%, 03/18/2025		455,000	551,515	0.21
Grupo Televisa S.A.B. 6.625%, 01/15/2040		150,000	173,550	0.07
Grupo Televisa S.A.B. 7.250%, 05/14/2043	MXN	17,400,000	933,580	0.36
Mexichem S.A.B. de C.V. 4.875%, 09/19/2022		275,000	287,925	0.11
Mexichem S.A.B. de C.V. 5.875%, 09/17/2044		230,000	214,763	0.08
Mexico Generadora de Energia S. de rl 5.500%, 12/06/2032		492,060	475,084	0.18
Red de Carreteras de Occidente S.A.P.I.B. de C.V. 9.000%, 06/10/2028	MXN	19,930,000	1,208,268	0.46
			20,571,949	7.84
Mongolia (Cost $6,353,303)
Mongolian Mining Corp. 8.875%, 03/29/2017		7,130,000	4,255,897	1.62

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mongolia - (continued)
Trade & Development Bank of Mongolia LLC 8.500%, 09/20/2015		970,000	$968,636	0.37
			5,224,533	1.99
Morocco (Cost $724,018)
OCP S.A. 4.500%, 10/22/2025(3)		745,000	714,269	0.27
			714,269	0.27
Nigeria (Cost $10,600,696)
Access Bank PLC, FRN 9.250%, 06/24/2021		1,225,000	1,134,656	0.43
FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		2,871,000	2,505,418	0.96
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		2,200,000	1,983,168	0.76
Sea Trucks Group Ltd. 9.000%, 03/26/2018(3)		3,520,000	2,868,800	1.09
Seven Energy Ltd. 10.250%, 10/11/2021		2,100,000	1,659,000	0.63
			10,151,042	3.87
Oman (Cost $398,096)
Topaz Marine S.A. 8.625%, 11/01/2018		400,000	393,000	0.15
			393,000	0.15
Panama (Cost $1,479,660)
Sable International Finance Ltd. 6.875%, 08/01/2022		1,500,000	1,479,660	0.56
			1,479,660	0.56
Peru (Cost $3,896,851)
Abengoa Transmision Sur S.A. 6.875%, 04/30/2043		200,000	219,000	0.08
Banco de Credito del Peru 5.375%, 09/16/2020		180,000	196,290	0.08
Banco de Credito del Peru 4.250%, 04/01/2023		270,000	275,400	0.11
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		290,000	313,983	0.12
BBVA Banco Continental S.A. 3.250%, 04/08/2018		260,000	264,875	0.10
BBVA Banco Continental S.A., FRN 5.250%, 09/22/2029		400,000	404,000	0.15
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034		600,000	610,500	0.23
Minsur S.A. 6.250%, 02/07/2024		300,000	315,000	0.12
Southern Copper Corp. 7.500%, 07/27/2035		175,000	189,980	0.07
Southern Copper Corp. 5.250%, 11/08/2042		235,000	199,130	0.08
Southern Copper Corp. 5.875%, 04/23/2045		470,000	430,529	0.16
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028		400,000	392,000	0.15
			3,810,687	1.45
Poland (Cost $986,607)
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance A.B. 4.630%, 09/26/2022		940,000	970,597	0.37
			970,597	0.37
Qatar (Cost $1,830,113)
CBQ Finance Ltd. 7.500%, 11/18/2019		670,000	799,913	0.31
Nakilat, Inc. 6.067%, 12/31/2033		460,000	534,750	0.20
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 09/30/2020		206,172	222,150	0.08
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		250,000	286,218	0.11
			1,843,031	0.70
Russian Federation (Cost $32,099,086)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 8.625%, 04/26/2016	RUB	20,000,000	314,782	0.12
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,405,000	737,906	0.28
CEDC Finance Corp. International, Inc. 10.000%, (100% Cash), 04/30/2018(4)		2,406,824	1,395,958	0.53

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018		2,640,127	$2,333,212	0.89
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		1,210,000	1,178,201	0.45
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		2,590,000	1,579,900	0.60
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		2,420,000	1,459,405	0.56
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		830,000	705,500	0.27
Gazprom OAO Via Gaz Capital S.A. 4.300%, 11/12/2015		900,000	905,020	0.34
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		50,000	54,585	0.02
Lukoil International Finance B.V. 6.125%, 11/09/2020		750,000	761,310	0.29
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		1,375,000	1,275,478	0.49
Mobile Telesystems OJSC via MTS International Funding Ltd. 8.625%, 06/22/2020		550,000	597,515	0.23
Novatek OAO via Novatek Finance Ltd. 5.326%, 02/03/2016		200,000	202,328	0.08
Polyus Gold International Ltd. 5.625%, 04/29/2020		1,110,000	1,044,788	0.40
Rosneft Oil Co. via Rosneft International Finance Ltd. 3.149%, 03/06/2017		200,000	195,250	0.07
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022		2,000,000	1,692,500	0.64
Russian Standard Bank Via Russian Standard Finance S.A. 13.000%, 04/10/2020		1,710,000	769,842	0.29
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		2,000,000	1,945,240	0.74
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		915,000	899,536	0.34
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,385,000	1,204,950	0.46
VEB-Leasing Via VEB Leasing Investment Ltd. 5.125%, 05/27/2016		200,000	201,958	0.08
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		1,735,000	1,789,479	0.68
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	22,417,000	335,178	0.13
VimpelCom Holdings B.V. 5.200%, 02/13/2019		470,000	460,600	0.18
VimpelCom Holdings B.V. 7.504%, 03/01/2022		2,010,000	2,025,075	0.77
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		2,065,000	2,021,222	0.77
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		1,260,000	1,152,295	0.44
			29,239,013	11.14
Saudi Arabia (Cost $303,818)
SABIC Capital II B.V. 2.625%, 10/03/2018		300,000	303,375	0.12
			303,375	0.12
Singapore (Cost $464,108)
SingTel Group Treasury Pte Ltd. 2.375%, 09/08/2017		255,000	259,434	0.10
United Overseas Bank Ltd., FRN 2.875%, 10/17/2022		200,000	202,480	0.08
			461,914	0.18
South Africa (Cost $2,258,326)
AngloGold Ashanti Holdings PLC 8.500%, 07/30/2020		285,000	291,512	0.11
ICBC Standard Bank PLC 8.125%, 12/02/2019		635,000	705,510	0.27
MTN Mauritius Investments Ltd. 4.755%, 11/11/2024		920,000	930,219	0.35
Myriad International Holdings B.V. 5.500%, 07/21/2025		300,000	304,500	0.12
			2,231,741	0.85

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Korea (Cost $1,034,620)
Korea Gas Corp. 2.875%, 07/29/2018		515,000	$527,917	0.20
Shinhan Bank 1.875%, 07/30/2018		300,000	298,316	0.11
SK Innovation Co. Ltd. 3.625%, 08/14/2018		200,000	206,630	0.08
			1,032,863	0.39
Thailand (Cost $1,346,743)
Bangkok Bank PCL 3.875%, 09/27/2022		500,000	512,218	0.19
PTT Global Chemical PCL 4.250%, 09/19/2022		510,000	524,719	0.20
Siam Commercial Bank Ltd. 3.375%, 09/19/2017		300,000	308,264	0.12
			1,345,201	0.51
Turkey (Cost $4,093,295)
Akbank TAS 7.500%, 02/05/2018	TRY	1,680,000	545,752	0.21
Akbank TAS 4.000%, 01/24/2020		200,000	194,800	0.07
Akbank TAS 5.125%, 03/31/2025(3)		300,000	284,625	0.11
Turk Telekomunikasyon A.S. 4.875%, 06/19/2024		245,000	241,060	0.09
Turkiye Garanti Bankasi A.S. 7.375%, 03/07/2018	TRY	1,720,000	557,630	0.21
Turkiye Garanti Bankasi A.S. 4.750%, 10/17/2019		550,000	556,325	0.21
Turkiye Garanti Bankasi A.S. 6.250%, 04/20/2021		200,000	213,084	0.08
Turkiye Is Bankasi 5.500%, 04/21/2019		375,000	389,356	0.15
Yuksel Insaat A.S. 9.500%, 11/10/2015		900,000	495,000	0.19
			3,477,632	1.32
Ukraine (Cost $24,405,827)
Avangardco Investments Public Ltd. 10.000%, 10/29/2015		1,285,000	583,493	0.22
Commercial Bank Privatbank JSC Via Standard Bank 5.799%, 02/09/2016		720,000	407,664	0.16
DTEK Finance PLC 10.375%, 03/28/2018		1,140,000	530,100	0.20
DTEK Finance PLC 7.875%, 04/04/2018		5,800,000	2,491,680	0.95
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,743,000	1,462,551	0.56
Metinvest B.V. 10.500%, 11/28/2017		2,500,000	1,550,000	0.59
Metinvest B.V. 8.750%, 02/14/2018		4,400,000	2,528,240	0.96
MHP S.A. 8.250%, 04/02/2020		3,910,000	3,167,100	1.21
Mriya Agro Holding PLC 9.450%, 04/19/2018(5)		2,000,000	290,000	0.11
NTRP Via Interpipe Ltd. 10.250%, 08/02/2017		200,000	48,950	0.02
Oschadbank Via SSB #1 PLC 8.875%, 03/20/2018		375,000	287,906	0.11
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		545,000	374,372	0.14
Ukrlandfarming PLC 10.875%, 03/26/2018		4,445,000	1,955,800	0.74
			15,677,856	5.97
United Arab Emirates (Cost $9,875,203)
Abu Dhabi National Energy Co. PJSC 2.500%, 01/12/2018		415,000	418,112	0.16
Abu Dhabi National Energy Co. PJSC 5.875%, 12/13/2021		270,000	311,581	0.12
ADCB Finance Cayman Ltd. 4.500%, 03/06/2023		235,000	239,994	0.09
ADCB Finance Cayman Ltd., FRN 3.125%, 05/28/2023		400,000	399,000	0.15
DP World Ltd. 6.850%, 07/02/2037		1,270,000	1,400,175	0.53
DP World Sukuk Ltd. 6.250%, 07/02/2017		750,000	808,125	0.31
Dubai Electricity & Water Authority 6.375%, 10/21/2016		200,000	211,804	0.08
Dubai Electricity & Water Authority 7.375%, 10/21/2020		315,000	380,914	0.15
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,700,000	2,726,750	1.04
EMG Sukuk Ltd. 4.564%, 06/18/2024		625,000	645,338	0.25
Emirates NBD PJSC 3.250%, 11/19/2019		500,000	505,625	0.19
Emirates Telecommunications Corp. 3.500%, 06/18/2024		320,000	326,582	0.12
MAF Global Securities Ltd. 4.750%, 05/07/2024		640,000	664,000	0.25

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates - (continued)
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		750,000	$788,677	0.30
			9,826,677	3.74
Venezuela (Cost $12,089,859)
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		831,018	833,926	0.32
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		3,370,000	2,123,100	0.81
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		8,060,000	5,492,890	2.09
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		6,870,000	2,748,000	1.05
			11,197,916	4.27
Vietnam (Cost $1,310,928)
Vingroup JSC 11.625%, 05/07/2018		1,205,000	1,295,477	0.49
			1,295,477	0.49
Total Debt Securities (Cost $265,277,266)			238,588,504	90.89

Bank Loans

China (Cost $30,805)
Far East Energy Bermuda Ltd. 25.000%, 08/31/2015		5,201	5,201	—
Far East Energy Bermuda Ltd. 20.000%, 10/08/2015		18,240	18,240	0.01
Far East Energy Bermuda Ltd. 20.000%, 10/08/2015(6)		9,402	—	—
Far East Energy Bermuda Ltd. 25.000%, 10/08/2015		7,693	7,693	—
			31,134	0.01
Czech Republic (Cost $569,811)
New World Resources N.V. 8.500%, 10/07/2016	EUR	449,999	494,212	0.19
			494,212	0.19
Nigeria (Cost $1,125,872)
7 Energy Ltd., FRN 10.250%, 06/30/2020		1,206,059	1,124,650	0.43
			1,124,650	0.43
Ukraine (Cost $120,000)
Mriya Trading (Cyprus) Working Capital 12.000%, 11/20/2015		120,000	120,000	0.05
			120,000	0.05
United Arab Emirates (Cost $8,888,586)
DP World Ltd. 3.750%, 09/30/2022		5,837,430	4,991,003	1.90
DP World Ltd. 4.250%, 09/30/2022		1,383,759	1,183,114	0.45
Dubai Drydocks World LLC, FRN 4.021%, 10/18/2017	EUR	1,195,659	1,103,031	0.42
Dubai Drydocks World LLC, FRN 4.282%, 10/18/2017		1,328,584	1,116,011	0.42
Dubai Drydocks World LLC 1.100%, 10/18/2027		5,608,973	1,149,839	0.44
			9,542,998	3.63
Total Bank Loans (Cost $10,735,074)			11,312,994	4.31

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		78,275	$24,265	0.01
			24,265	0.01
Czech Republic (Cost $1,093,253)
New World Resources N.V.(2)(3)(6)	EUR	101,612	—	—
New World Resources PLC, Class A	GBP	36,580,138	353,892	0.13
			353,892	0.13

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (Cost $628,165)
Petropavlovsk PLC	GBP	8,110,043	$757,370	0.29
			757,370	0.29
Total Equity Securities (Cost $1,721,418)			1,135,527	0.43

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(2)(3)		186,955	2,991	—

Total Warrants (Cost $3,926)			2,991	—

Total Investments (Total Cost $277,737,684)			251,040,016	95.63

Other Assets Less Liabilities			11,463,889	4.37

Net Assets			$262,503,905	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Restricted security that has been deemed illiquid. At July 31, 2015, the value of these restricted illiquid securities amounted to $1,224,973 or 0.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE AND ENFORCEABLE DATE	ACQUISITION COST
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.880%, 04/21/2025	06/02/2015	$552,199
Empresa Electrica Guacolda S.A. 4.560%, 04/30/2025	06/11/2015	389,112
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016	01/14/2013-07/24/2015	281,728
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	3,926
New World Resources N.V.	10/07/2014	—
Sino-Forest Corp.
4.250%-10.250%, 08/01/2013-10/21/2017	01/31/2013	—

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Security is a payment in-kind bond, unless otherwise noted in the description of the security.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

At July 31, 2015, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2015	Santander	United States Dollar	679,792	Brazilian Real	2,153,989	$51,663
08/04/2015	Santander	United States Dollar	470,208	Brazilian Real	1,499,728	32,869
08/21/2015	BNP Paribas	Euro	159,711	United States Dollar	173,373	2,076
08/21/2015	BNP Paribas	Euro	138,306	United States Dollar	150,138	1,797
08/21/2015	Citibank	Euro	133,966	United States Dollar	146,707	461
08/21/2015	Merrill Lynch	Euro	1,156,500	United States Dollar	1,278,238	(7,772)
08/21/2015	JP Morgan	United States Dollar	3,979,331	British Pound	2,572,131	(36,807)
08/21/2015	Barclays	United States Dollar	4,851,039	Euro	4,398,061	19,576
08/21/2015	BNP Paribas	United States Dollar	4,837,801	Euro	4,398,061	6,338
09/02/2015	Morgan Stanley	United States Dollar	1,079,209	Brazilian Real	3,653,717	25,427
09/30/2015	HSBC Bank	United States Dollar	1,126,838	Turkish Lira	3,181,965	(864)
10/02/2015	Citibank	United States Dollar	40,316	Brazilian Real	130,367	3,084
10/02/2015	Goldman Sachs	United States Dollar	83,781	Brazilian Real	271,217	6,322
10/02/2015	Santander	United States Dollar	98,956	Brazilian Real	320,290	7,482
10/30/2015	JP Morgan	Mexican Peso	17,204,010	United States Dollar	1,065,000	(4,880)
10/30/2015	Merrill Lynch	Mexican Peso	17,226,375	United States Dollar	1,065,000	(3,502)
10/30/2015	JP Morgan	United States Dollar	813,216	Colombian Peso	2,290,098,199	23,325
10/30/2015	Santander	United States Dollar	759,551	Colombian Peso	2,155,605,573	16,048
10/30/2015	Standard Chartered	United States Dollar	2,160,000	Mexican Lira	35,351,640	(18,387)

Total						$124,256

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$233,657,146	$—	$233,657,146
Corporate Convertible Bonds	—	1,536,923	—	1,536,923
Government Agencies	—	1,152,295	—	1,152,295
Financial Certificates	—	2,242,140	—	2,242,140

Total Debt Securities	—	238,588,504	—	238,588,504
Bank Loans
China	—	—	31,134	31,134
Czech Republic	—	—	494,212	494,212
Nigeria	—	1,124,650	—	1,124,650
Ukraine	—	—	120,000	120,000
United Arab Emirates	—	8,439,967	1,103,031	9,542,998

Total Bank Loans	—	9,564,617	1,748,377	11,312,994
Common Stock
China	—	24,265	—	24,265
Czeck Republic	353,892	—	—	353,892
Russian Federation	757,370	—	—	757,370

Total Common Stock	1,111,262	24,265	—	1,135,527
Warrants	—	2,991	—	2,991

Total Investments	$1,111,262	$248,180,377	$1,748,377	$251,040,016

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$196,468	$—	$196,468
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(72,212)	—	(72,212)

Total Other Financial Instruments	$—	$124,256	$—	$124,256

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stock
Czech Republic	$353,892	Fair value factor was not applicable in the current period.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/14	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/15
Investments, at value
Bank Loans
China	$—	$—	$30,805	$—	$—	$329	$—	$—	$31,134
Czech Republic	563,916	—	—	—	—	(69,704)	—	—	494,212
Ukraine	—	—	120,000	—	—	—	—	—	120,000
United Arab Emirates	—	16,126	1,057,840	—	—	29,065	—	—	1,103,031

Total	$563,916	$16,126	$1,208,645	$—	$—	$(40,310)	$—	$—	$1,748,377

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2015.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2015	Valuation Techniques	Unobservable Input	Actual
Bank Loans	$645,346	At cost plus accrued interest	Creditworthiness of debtor	N/A
Bank Loans	1,103,031	Broker quoted price	Creditworthiness of debtor	N/A

Total	$1,748,377

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$279,843,095

Gross tax appreciation of investments	2,524,672
Gross tax depreciation of investments	(31,327,751)

Net tax depreciation of investments	$(28,803,079)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $4,341,495)
Brazil Letras do Tesouro Nacional 12.449%, 01/01/2016(2)	BRL	4,017,000	$1,110,041	1.25
Brazil Letras do Tesouro Nacional 10.455%, 01/01/2018(2)	BRL	10,270,000	2,238,152	2.52
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	580,000	151,831	0.17
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	2,038,000	517,885	0.59
			4,017,909	4.53
Chile (Cost $228,795)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	32,082	0.04
Chile (Rep of) 5.500%, 08/05/2020	CLP	81,000,000	127,982	0.14
			160,064	0.18
Colombia (Cost $6,350,930)
Colombia (Rep of) 12.000%, 10/22/2015	COP	585,000,000	205,550	0.23
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,286,000,000	478,633	0.54
Colombian TES 7.250%, 06/15/2016	COP	135,500,000	48,053	0.05
Colombian TES 7.000%, 09/11/2019	COP	856,400,000	309,150	0.35
Colombian TES 10.000%, 07/24/2024	COP	2,782,000,000	1,145,820	1.29
Colombian TES 7.500%, 08/26/2026	COP	2,476,600,000	849,765	0.96
Colombian TES 6.000%, 04/28/2028	COP	4,835,700,000	1,444,540	1.63
			4,481,511	5.05
Hungary (Cost $3,093,687)
Hungary (Rep of) 6.750%, 02/24/2017	HUF	59,910,000	231,058	0.26
Hungary (Rep of) 6.750%, 11/24/2017	HUF	215,190,000	857,418	0.97
Hungary (Rep of) 6.500%, 06/24/2019	HUF	78,810,000	321,764	0.36
Hungary (Rep of) 7.000%, 06/24/2022	HUF	88,190,000	384,556	0.43
Hungary (Rep of) 6.000%, 11/24/2023	HUF	111,740,000	467,194	0.53
Hungary (Rep of) 3.000%, 06/26/2024	HUF	36,500,000	122,753	0.14
Hungary (Rep of) 5.500%, 06/24/2025	HUF	108,170,000	441,982	0.50
			2,826,725	3.19
Indonesia (Cost $4,888,363)
Indonesia (Rep of) 7.875%, 04/15/2019	IDR	9,616,000,000	706,050	0.80
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	1,200,000,000	98,489	0.11
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	7,043,000,000	514,355	0.58
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	12,581,000,000	923,056	1.04
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	422,000,000	27,400	0.03
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	16,916,000,000	1,276,030	1.44
Indonesia (Rep of) 8.250%, 06/15/2032	IDR	1,145,000,000	80,762	0.09
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	7,211,000,000	430,066	0.48
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	5,037,000,000	358,255	0.40
			4,414,463	4.97
Malaysia (Cost $4,607,924)
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	1,714,000	447,351	0.50
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	2,824,000	732,977	0.83
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	845,000	223,885	0.25
Malaysia (Rep of) 4.048%, 09/30/2021	MYR	646,000	168,730	0.19
Malaysia (Rep of) 3.795%, 09/30/2022	MYR	614,000	158,840	0.18
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	441,000	110,789	0.12
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	948,000	247,453	0.28
Malaysia (Rep of) 3.955%, 09/15/2025	MYR	1,974,000	510,563	0.58

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	770,000	$205,063	0.23
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	630,000	167,669	0.19
Malaysia (Rep of) 4.254%, 05/31/2035	MYR	377,000	97,273	0.11
Malaysia (Rep of) 4.935%, 09/30/2043	MYR	669,000	181,642	0.20
Malaysia Government Investment Issue 4.194%, 07/15/2022	MYR	1,320,000	349,076	0.39
Malaysia Government Investment Issue 3.990%, 10/15/2025	MYR	1,705,000	439,650	0.50
			4,040,961	4.55
Mexico (Cost $7,208,325)
Mexican Bonos 6.500%, 06/09/2022	MXN	3,470,000	223,631	0.25
Mexican Bonos 8.000%, 12/07/2023	MXN	21,300,000	1,496,017	1.69
Mexican Bonos 10.000%, 12/05/2024	MXN	18,710,000	1,488,268	1.68
Mexican Bonos 7.500%, 06/03/2027	MXN	16,720,000	1,143,039	1.29
Mexican Bonos 8.500%, 05/31/2029	MXN	5,410,000	401,123	0.45
Mexican Bonos 7.750%, 05/29/2031	MXN	8,500,000	594,258	0.67
Mexican Udibonos 2.000%, 06/09/2022	MXN	1,610,000	508,553	0.57
Mexican Udibonos 4.000%, 11/15/2040	MXN	1,850,000	648,242	0.73
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	2,540,000	154,804	0.17
			6,657,935	7.50
Peru (Cost $1,280,392)
Peru (Rep of) 5.700%, 08/12/2024	PEN	880,000	261,015	0.30
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,488,000	516,016	0.58
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,123,000	346,192	0.39
			1,123,223	1.27
Philippines (Cost $659,854)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	5,000,000	114,518	0.13
Philippines (Rep of) 3.900%, 11/26/2022	PHP	10,000,000	216,443	0.24
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	249,699	0.28
			580,660	0.65
Poland (Cost $3,968,487)
Poland (Rep of) 3.000%, 08/24/2016	PLN	537,000	186,212	0.21
Poland (Rep of) 4.750%, 04/25/2017	PLN	653,000	181,855	0.20
Poland (Rep of) 3.250%, 07/25/2019	PLN	1,729,000	475,798	0.54
Poland (Rep of) 5.750%, 09/23/2022	PLN	4,253,000	1,347,349	1.52
Poland (Rep of) 2.750%, 08/25/2023	PLN	324,000	110,768	0.12
Poland (Rep of) 4.000%, 10/25/2023	PLN	852,000	244,977	0.28
Poland (Rep of) 3.250%, 07/25/2025	PLN	4,060,000	1,105,707	1.25
			3,652,666	4.12
Russian Federation (Cost $6,266,332)
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	8,387,000	132,153	0.15
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	19,923,000	306,862	0.35
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	19,442,000	285,494	0.32
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	32,707,000	493,285	0.56
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	7,572,000	111,498	0.13
Russian Federal Bond - OFZ 6.700%, 05/15/2019	RUB	8,249,000	117,585	0.13
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	15,809,000	223,039	0.25
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	13,630,000	186,768	0.21
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	38,786,000	550,671	0.62
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	6,577,000	91,137	0.10
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	18,338,000	244,050	0.27
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	12,603,000	165,538	0.19

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	28,083,000	$388,152	0.44
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	11,551,000	143,849	0.16
			3,440,081	3.88
South Africa (Cost $12,755,016)
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	11,310,000	904,603	1.02
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	20,560,000	1,589,996	1.79
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	22,250,000	2,047,839	2.31
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	6,990,000	524,323	0.59
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	27,290,000	1,850,937	2.09
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	9,420,000	710,531	0.80
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	11,250,000	677,032	0.76
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	6,640,000	507,150	0.57
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	6,440,000	390,363	0.44
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	3,760,000	292,328	0.33
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	15,330,000	1,195,353	1.35
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	2,200,000	171,190	0.19
			10,861,645	12.24
Thailand (Cost $4,273,638)
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,111,000	215,793	0.24
Thailand (Rep of) 1.200%, 07/14/2021	THB	17,400,000	506,552	0.57
Thailand (Rep of) 3.650%, 12/17/2021	THB	43,332,000	1,309,184	1.48
Thailand (Rep of) 3.625%, 06/16/2023	THB	17,052,000	513,326	0.58
Thailand (Rep of) 3.850%, 12/12/2025	THB	20,534,000	634,697	0.72
Thailand (Rep of) 1.250%, 03/12/2028	THB	10,000,000	260,387	0.29
Thailand (Rep of) 4.675%, 06/29/2044	THB	13,800,000	451,773	0.51
			3,891,712	4.39
Turkey (Cost $9,750,803)
Turkey (Rep of) 10.700%, 02/24/2016	TRY	890,000	322,328	0.36
Turkey (Rep of) 8.200%, 07/13/2016	TRY	1,456,000	517,148	0.58
Turkey (Rep of) 8.300%, 06/20/2018	TRY	2,262,000	789,753	0.89
Turkey (Rep of) 10.400%, 03/27/2019	TRY	754,000	278,624	0.31
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,277,000	460,828	0.52
Turkey (Rep of) 3.000%, 02/23/2022	TRY	1,837,000	859,295	0.97
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,125,000	385,677	0.44
Turkey (Rep of) 7.100%, 03/08/2023	TRY	3,585,000	1,129,409	1.27
Turkey (Rep of) 8.800%, 09/27/2023	TRY	2,490,000	867,110	0.98
Turkey (Rep of) 10.400%, 03/20/2024	TRY	864,000	329,406	0.37
Turkey (Rep of) 9.000%, 07/24/2024	TRY	2,134,000	749,299	0.84
Turkey (Rep of) 8.000%, 03/12/2025	TRY	3,120,000	1,025,814	1.16
			7,714,691	8.69
Uruguay (Cost $1,708,122)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	5,200,000	357,693	0.40
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,929,000	119,308	0.14
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	7,500,000	323,108	0.36

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	3,970,000	$201,169	0.23
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	70,970	0.08
			1,072,248	1.21
Total Debt Securities (Cost $71,382,163)			58,936,494	66.42
Total Investments in Securities (Cost $71,382,163)			58,936,494	66.42

Fully Funded Total Return Swaps

Indonesia (Cost $3,510,802)
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.875%, 04/15/2019	IDR	1,456,000,000	106,906	0.12
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	10,500,000,000	766,823	0.87
Indonesia (Rep of), Issued by ANZ Banking Corp., 10.500%, 08/15/2030	IDR	600,000,000	50,825	0.06
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	5,610,000,000	399,010	0.45
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.000%, 05/15/2027	IDR	941,000,000	61,098	0.07
Indonesia (Rep of), Issued by Deutsche Bank, 8.375%, 03/15/2034	IDR	6,412,000,000	456,052	0.51
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	184,665	0.21
Indonesia (Rep of), Issued by HSBC, 8.250%, 06/15/2032	IDR	30,000,000	2,116	—
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	2,600,000,000	189,880	0.22
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	6,009,000,000	390,155	0.44
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	1,064,000,000	90,130	0.10
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	1,166,000,000	82,932	0.09
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/15/2036	IDR	2,022,000,000	141,998	0.16
			2,922,590	3.30
Total Fully Funded Total Return Swaps (Cost $3,510,802)			2,922,590	3.30

Total Investments (Total Cost $74,892,965)			61,859,084	69.72

Other Assets Less Liabilities			26,870,174	30.28

Net Assets			$88,729,258	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

At July 31, 2015, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/03/2015	Merrill Lynch	Turkish Lira	81,257	United States Dollar	30,000	$(703)
08/04/2015	Citibank	Brazilian Real	11,113,120	United States Dollar	3,510,256	(269,540)
08/04/2015	Santander	Brazilian Real	10,672,935	United States Dollar	3,367,866	(255,512)
08/04/2015	Deutsche Bank	United States Dollar	200,000	Brazilian Real	629,100	16,547
08/04/2015	Santander	United States Dollar	1,347,757	Brazilian Real	4,270,503	102,428
08/04/2015	Santander	United States Dollar	932,243	Brazilian Real	2,973,389	65,168
08/28/2015	Merrill Lynch	Malaysian Ringgit	5,528,575	United States Dollar	1,464,523	(28,761)
08/28/2015	Citibank	Polish Zloty	5,188,763	United States Dollar	1,363,267	11,090
08/28/2015	BNP Paribas	United States Dollar	142,748	Philippine Peso	6,499,320	756
08/31/2015	HSBC Bank	Indonesian Rupiah	3,365,000,000	United States Dollar	250,000	(3,103)
08/31/2015	UBS	Indonesian Rupiah	3,700,000,000	United States Dollar	274,481	(3,004)
08/31/2015	HSBC Bank	Thai Baht	13,957,103	United States Dollar	411,593	(16,068)
08/31/2015	UBS	Thai Baht	23,792,390	United States Dollar	701,323	(27,080)
08/31/2015	BNP Paribas	United States Dollar	456,479	Indonesian Rupiah	6,139,644,197	6,001
08/31/2015	BNP Paribas	United States Dollar	426,048	Indonesian Rupiah	5,737,592,207	5,070
08/31/2015	Deutsche Bank	United States Dollar	187,112	Indonesian Rupiah	2,527,881,746	1,636
08/31/2015	Merrill Lynch	United States Dollar	95,900	Indonesian Rupiah	1,302,328,076	346
08/31/2015	Standard Chartered	United States Dollar	18,729	Indonesian Rupiah	255,371,905	(8)
08/31/2015	UBS	United States Dollar	257,999	Indonesian Rupiah	3,499,754,800	1,215
09/02/2015	BNP Paribas	Brazilian Real	1,984,997	United States Dollar	578,000	(5,500)
09/02/2015	BNP Paribas	Brazilian Real	1,797,495	United States Dollar	530,000	(11,578)
09/02/2015	Morgan Stanley	Brazilian Real	13,913,063	United States Dollar	4,109,543	(96,823)
09/30/2015	Goldman Sachs	Hungarian Forint	231,060,277	United States Dollar	829,600	(4,339)
09/30/2015	Goldman Sachs	Malaysian Ringgit	11,564,411	United States Dollar	3,022,585	(35,432)
09/30/2015	BNP Paribas	Polish Zloty	6,167,980	United States Dollar	1,653,437	(21,291)
09/30/2015	Deutsche Bank	South African Rand	303,383	United States Dollar	23,902	(183)
09/30/2015	Deutsche Bank	Thai Baht	15,063,328	United States Dollar	435,231	(8,737)
09/30/2015	HSBC Bank	Thai Baht	8,861,250	United States Dollar	250,000	892
09/30/2015	JP Morgan	Thai Baht	35,781,770	United States Dollar	1,035,577	(22,474)
09/30/2015	HSBC Bank	Turkish Lira	1,655,843	United States Dollar	586,388	450
09/30/2015	Merrill Lynch	Turkish Lira	1,181,972	United States Dollar	433,565	(14,669)
09/30/2015	Standard Chartered	Turkish Lira	81,257	United States Dollar	28,962	(164)
09/30/2015	Goldman Sachs	United States Dollar	176,122	Hungarian Forint	49,349,298	(136)
09/30/2015	JP Morgan	United States Dollar	47,140	Hungarian Forint	13,198,769	(1)
09/30/2015	JP Morgan	United States Dollar	38,570	Hungarian Forint	10,967,075	(601)
09/30/2015	ANZ Banking	United States Dollar	370,000	Indonesian Rupiah	5,048,650,000	2,933
09/30/2015	BNP Paribas	United States Dollar	250,000	Indonesian Rupiah	3,410,000,000	2,072
09/30/2015	Citibank	United States Dollar	330,000	Indonesian Rupiah	4,506,150,000	2,376
09/30/2015	Goldman Sachs	United States Dollar	270,000	Malaysian Ringgit	1,046,790	(392)
09/30/2015	Standard Chartered	United States Dollar	276,320	Polish Zloty	1,037,120	1,882
09/30/2015	Barclays	United States Dollar	871,513	Russian Ruble	49,175,113	87,432
09/30/2015	Goldman Sachs	United States Dollar	2,819,440	Singapore Dollar	3,869,118	4,278
09/30/2015	Deutsche Bank	United States Dollar	1,823,277	South African Rand	23,142,304	13,990
09/30/2015	Deutsche Bank	United States Dollar	283,507	Turkish Lira	765,802	12,103
09/30/2015	JP Morgan	United States Dollar	850,000	Turkish Lira	2,402,855	(1,582)
10/07/2015	Credit Suisse	United States Dollar	1,080,000	Colombian Peso	2,859,008,400	91,681
10/30/2015	BNP Paribas	Colombian Peso	830,150,410	United States Dollar	288,000	(1,668)
10/30/2015	JP Morgan	Colombian Peso	2,447,215,752	United States Dollar	869,009	(24,925)
10/30/2015	Santander	Colombian Peso	2,303,495,943	United States Dollar	811,662	(17,149)
10/30/2015	HSBC Bank	Hungarian Forint	38,484,689	United States Dollar	138,270	(867)
10/30/2015	Merrill Lynch	Hungarian Forint	34,602,510	United States Dollar	124,000	(458)
10/30/2015	Standard Chartered	Hungarian Forint	250,979,166	United States Dollar	891,499	4,580
10/30/2015	Barclays	Mexican Peso	10,337,490	United States Dollar	641,000	(3,998)
10/30/2015	Deutsche Bank	Mexican Peso	4,325,044	United States Dollar	267,192	(681)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/30/2015	JP Morgan	Mexican Peso	43,363,599	United States Dollar	2,639,101	$32,987
10/30/2015	JP Morgan	Mexican Peso	6,865,450	United States Dollar	425,000	(1,947)
10/30/2015	Merrill Lynch	Mexican Peso	6,874,375	United States Dollar	425,000	(1,397)
10/30/2015	BNP Paribas	Peruvian Neuvo Sol	1,721,712	United States Dollar	532,296	153
10/30/2015	HSBC Bank	Peruvian Neuvo Sol	291,555	United States Dollar	90,000	165
10/30/2015	BNP Paribas	Polish Zloty	4,003,610	United States Dollar	1,070,513	(11,958)
10/30/2015	Citibank	Polish Zloty	2,156,966	United States Dollar	573,000	(2,698)
10/30/2015	HSBC Bank	Polish Zloty	4,003,610	United States Dollar	1,071,501	(12,946)
10/30/2015	Merrill Lynch	Romanian Leu	599,217	United States Dollar	150,000	(894)
10/30/2015	Merrill Lynch	Romanian Leu	9,343,720	United States Dollar	2,344,252	(19,217)
10/30/2015	UBS	South African Rand	7,143,268	United States Dollar	558,000	(2,479)
10/30/2015	BNP Paribas	Turkish Lira	399,748	United States Dollar	140,000	548
10/30/2015	Merrill Lynch	Turkish Lira	1,319,561	United States Dollar	467,000	(3,052)
10/30/2015	Standard Chartered	United States Dollar	94,250	Chilean Peso	62,148,619	2,870
10/30/2015	Deutsche Bank	United States Dollar	435,920	Mexican Peso	7,052,370	1,349
10/30/2015	Standard Chartered	United States Dollar	810,000	Mexican Peso	13,256,865	(6,895)
10/30/2015	Merrill Lynch	United States Dollar	241,994	Polish Zloty	911,815	909
10/30/2015	Deutsche Bank	United States Dollar	140,870	Romanian Leu	565,643	119
10/30/2015	Credit Suisse	United States Dollar	190,857	Russian Ruble	11,707,191	5,879
10/30/2015	Goldman Sachs	United States Dollar	317,820	Russian Ruble	19,838,324	4,366
10/30/2015	Barclays	United States Dollar	600,000	South African Rand	7,575,540	10,862
10/30/2015	BNP Paribas	United States Dollar	342,573	South African Rand	4,349,884	4,289
10/30/2015	HSBC Bank	United States Dollar	121,484	South African Rand	1,543,756	1,428
10/30/2015	Merrill Lynch	United States Dollar	762,242	South African Rand	9,777,354	1,873
10/30/2015	BNP Paribas	United States Dollar	533,522	Turkish Lira	1,509,752	2,705
10/30/2015	Deutsche Bank	United States Dollar	740,000	Turkish Lira	2,082,907	7,666
11/30/2015	BNP Paribas	United States Dollar	725,848	Singapore Dollar	985,520	9,671
03/06/2017	HSBC Bank	Chinese Offshore Yuan	5,017,910	United States Dollar	788,298	(17,356)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	10,100,000	United States Dollar	1,584,687	(32,941)
03/06/2017	HSBC Bank	United States Dollar	1,810,000	Chinese Offshore Yuan	11,296,210	74,471
03/06/2017	HSBC Bank	United States Dollar	600,000	Chinese Offshore Yuan	3,821,700	12,841
03/20/2017	Standard Chartered	Chinese Offshore Yuan	3,314,060	United States Dollar	523,548	(14,880)
03/20/2017	Standard Chartered	Chinese Offshore Yuan	7,998,680	United States Dollar	1,267,821	(40,121)
03/20/2017	Standard Chartered	United States Dollar	1,267,821	Chinese Offshore Yuan	7,998,680	40,121
03/20/2017	Standard Chartered	United States Dollar	523,548	Chinese Offshore Yuan	3,314,060	14,880

Total						$(381,130)

At July 31, 2015, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.240%	BRL	2,032,076	01/04/2021	$(11,592)	Morgan Stanley
Brazil CETIP Interbank Deposit Rate	12.370%	BRL	8,589,246	01/04/2021	(28,928)	HSBC
Brazil CETIP Interbank Deposit Rate	12.715%	BRL	6,370,914	01/02/2018	(10,041)	HSBC
Brazil CETIP Interbank Deposit Rate	13.235%	BRL	11,770,722	01/02/2018	23,847	HSBC
Brazil CETIP Interbank Deposit Rate	13.180%	BRL	2,496,135	01/02/2018	4,208	HSBC

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.900%	BRL	8,453,799	01/02/2018	(647)	HSBC
Brazil CETIP Interbank Deposit Rate	12.860%	BRL	9,959,937	01/02/2018	(3,065)	HSBC
Brazil CETIP Interbank Deposit Rate	13.278%	BRL	17,303,797	01/02/2018	(40,990)	BNP Paribas
Brazil CETIP Interbank Deposit Rate	12.840%	BRL	5,459,610	01/02/2018	—	BNP Paribas
MYR-KLIBOR-BNM 3 Month Rate	3.725%	MYR	1,300,000	09/04/2023	(14,939)	Barclays Capital
MYR-KLIBOR-BNM 3 Month Rate	3.795%	MYR	4,200,000	06/03/2018	(5,063)	Barclays Capital
MYR-KLIBOR-BNM 3 Month Rate	4.353%	MYR	1,500,000	06/19/2025	(5,297)	Barclays Capital
MYR-KLIBOR-BNM 3 Month Rate	4.340%	MYR	1,548,000	07/01/2025	(6,044)	Barclays Capital

					$(98,551)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2- Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond

Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$325,994	$—	$325,994
Financial Certificates	—	349,076	—	349,076
Government Bonds	—	54,109,167	—	54,109,167
Index Linked Government Bonds	—	4,152,257	—	4,152,257

Total Debt Securities	—	58,936,494	—	58,936,494
Fully Funded Total Return Swaps	—	2,922,590	—	2,922,590

Total Investments	$—	$61,859,084	$—	$61,859,084

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$665,078	$—	$665,078
Interest Rate Swap Contracts	—	28,055	—	28,055
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,046,208)	—	(1,046,208)
Interest Rate Swap Contracts	—	(126,606)	—	(126,606)

Total Other Financial Instruments	$—	$(479,681)	$—	$(479,681)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$75,276,520

Gross tax appreciation of investments	991
Gross tax depreciation of investments	(13,418,427)

Net tax depreciation of investments	$(13,417,436)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

Total Investments (Total Cost $ — )	$—	—

Other Assets Less Liabilities	2,125,824	100.00

Net Assets	$2,125,824	100.00

At July 31, 2015, the Ashmore Emerging Markets Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2015	BNP Paribas	Brazilian Real	465,000	United States Dollar	147,133	$(11,534)
08/04/2015	Deutsche Bank	Brazilian Real	125,820	United States Dollar	40,000	(3,309)
08/04/2015	BNP Paribas	United States Dollar	237,730	Brazilian Real	808,793	1,876
08/04/2015	Morgan Stanley	United States Dollar	65,000	Brazilian Real	207,383	4,525
08/04/2015	Santander	United States Dollar	130,046	Brazilian Real	412,064	9,883
08/04/2015	Santander	United States Dollar	89,954	Brazilian Real	286,908	6,288
08/28/2015	Standard Chartered	Chinese Yuan Renminbi	2,284,642	United States Dollar	371,589	986
08/28/2015	Merrill Lynch	Malaysian Ringgit	536,800	United States Dollar	142,199	(2,793)
08/28/2015	BNP Paribas	Philippine Peso	4,845,174	United States Dollar	106,417	(563)
08/28/2015	Citibank	Polish Zloty	91,472	United States Dollar	24,033	196
08/28/2015	Barclays	United States Dollar	134,000	Chinese Yuan Renminbi	821,286	66
08/28/2015	Merrill Lynch	United States Dollar	537,350	Chinese Yuan Renminbi	3,290,194	791
08/28/2015	UBS	United States Dollar	20,000	Chinese Yuan Renminbi	122,670	(5)
08/28/2015	Standard Chartered	United States Dollar	229,850	Malaysian Ringgit	879,521	1,440
08/28/2015	Standard Chartered	United States Dollar	64,300	Philippine Peso	2,930,151	284
08/28/2015	UBS	United States Dollar	15,000	Philippine Peso	680,015	144
08/31/2015	Merrill Lynch	Indian Rupee	46,015,981	United States Dollar	707,884	7,539
08/31/2015	HSBC Bank	Indonesian Rupiah	107,680,000	United States Dollar	8,000	(99)
08/31/2015	Standard Chartered	Taiwan Dollar	16,699,444	United States Dollar	540,960	(13,996)
08/31/2015	HSBC Bank	Thai Baht	4,091,210	United States Dollar	120,649	(4,710)
08/31/2015	UBS	Thai Baht	6,974,190	United States Dollar	205,577	(7,938)
08/31/2015	ANZ Banking	United States Dollar	425,470	Indian Rupee	27,306,665	926
08/31/2015	Citibank	United States Dollar	110,000	Indian Rupee	7,032,740	660
08/31/2015	ANZ Banking	United States Dollar	99,000	Indonesian Rupiah	1,340,757,000	626
08/31/2015	Citibank	United States Dollar	22,222	Indonesian Rupiah	301,777,748	80
08/31/2015	ANZ Banking	United States Dollar	311,220	Taiwan Dollar	9,780,089	2,602
08/31/2015	ANZ Banking	United States Dollar	10,000	Taiwan Dollar	308,800	256
08/31/2015	Goldman Sachs	United States Dollar	80,000	Taiwan Dollar	2,486,447	1,538
09/02/2015	Morgan Stanley	United States Dollar	332,096	Brazilian Real	1,124,328	7,824
09/30/2015	JP Morgan	Chinese Yuan Renminbi	3,393,758	United States Dollar	551,203	1,703
09/30/2015	Goldman Sachs	Hungarian Forint	26,563,446	United States Dollar	95,374	(499)
09/30/2015	ANZ Banking	Indonesian Rupiah	3,337,905,737	United States Dollar	243,536	(850)
09/30/2015	Barclays	Korean Won	994,688,573	United States Dollar	886,374	(35,139)
09/30/2015	Goldman Sachs	Malaysian Ringgit	711,394	United States Dollar	185,937	(2,180)
09/30/2015	BNP Paribas	Polish Zloty	599,233	United States Dollar	160,635	(2,068)
09/30/2015	Standard Chartered	Singapore Dollar	414,633	United States Dollar	302,193	(507)
09/30/2015	Deutsche Bank	South African Rand	525,932	United States Dollar	41,436	(318)
09/30/2015	Deutsche Bank	Thai Baht	364,348	United States Dollar	10,527	(211)
09/30/2015	JP Morgan	Thai Baht	865,480	United States Dollar	25,048	(544)
09/30/2015	HSBC Bank	Turkish Lira	437,808	United States Dollar	155,042	119
09/30/2015	Merrill Lynch	Turkish Lira	161,178	United States Dollar	59,123	(2,000)
09/30/2015	Standard Chartered	United States Dollar	8,480	Chinese Yuan Renminbi	52,000	8
09/30/2015	ANZ Banking	United States Dollar	40,000	Indonesian Rupiah	545,800,000	317
09/30/2015	BNP Paribas	United States Dollar	30,000	Indonesian Rupiah	409,200,000	249
09/30/2015	Citibank	United States Dollar	20,000	Indonesian Rupiah	273,100,000	144
09/30/2015	Morgan Stanley	United States Dollar	133,000	Korean Won	151,358,655	3,470

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/30/2015	Standard Chartered	United States Dollar	509,020	Korean Won	593,619,124	$1,013
09/30/2015	Morgan Stanley	United States Dollar	213,910	Singapore Dollar	292,603	1,012
09/30/2015	HSBC Bank	United States Dollar	248,080	Thai Baht	8,698,801	1,787
09/30/2015	JP Morgan	United States Dollar	70,000	Turkish Lira	197,882	(130)
10/02/2015	Citibank	United States Dollar	68,012	Brazilian Real	219,924	5,202
10/02/2015	Goldman Sachs	United States Dollar	141,336	Brazilian Real	457,534	10,666
10/02/2015	Santander	United States Dollar	166,935	Brazilian Real	540,319	12,621
10/07/2015	Credit Suisse	United States Dollar	100,000	Colombian Peso	264,723,000	8,489
10/30/2015	Standard Chartered	Chilean Peso	76,728,489	United States Dollar	116,361	(3,544)
10/30/2015	BNP Paribas	Colombian Peso	222,895,800	United States Dollar	77,052	(172)
10/30/2015	JP Morgan	Colombian Peso	97,964,681	United States Dollar	34,787	(998)
10/30/2015	Santander	Colombian Peso	92,211,423	United States Dollar	32,492	(686)
10/30/2015	Barclays	Czech Koruna	5,676,793	United States Dollar	232,118	(1,581)
10/30/2015	Standard Chartered	Hungarian Forint	15,480,565	United States Dollar	54,988	283
10/30/2015	BNP Paribas	Israeli Shekel	413,437	United States Dollar	109,236	425
10/30/2015	Deutsche Bank	Mexican Peso	8,154,236	United States Dollar	503,752	(1,284)
10/30/2015	JP Morgan	Mexican Peso	2,052,978	United States Dollar	124,944	1,562
10/30/2015	JP Morgan	Mexican Peso	161,540	United States Dollar	10,000	(46)
10/30/2015	Merrill Lynch	Mexican Peso	161,750	United States Dollar	10,000	(33)
10/30/2015	BNP Paribas	Peruvian Neuvo Sol	204,621	United States Dollar	63,262	18
10/30/2015	BNP Paribas	Polish Zloty	224,596	United States Dollar	60,054	(671)
10/30/2015	HSBC Bank	Polish Zloty	224,596	United States Dollar	60,110	(726)
10/30/2015	Merrill Lynch	Romanian Leu	104,148	United States Dollar	26,000	(85)
10/30/2015	Barclays	Russian Ruble	29,802,018	United States Dollar	486,115	(15,230)
10/30/2015	Morgan Stanley	South African Rand	830,081	United States Dollar	65,000	(446)
10/30/2015	Standard Chartered	United States Dollar	80,070	Chilean Peso	53,754,995	1,032
10/30/2015	Santander	United States Dollar	27,848	Colombian Peso	80,383,252	123
10/30/2015	Merrill Lynch	United States Dollar	165,380	Czech Koruna	4,040,607	1,290
10/30/2015	Merrill Lynch	United States Dollar	106,990	Hungarian Forint	30,026,722	(215)
10/30/2015	Merrill Lynch	United States Dollar	77,550	Israeli Shekel	292,953	(153)
10/30/2015	Deutsche Bank	United States Dollar	389,280	Mexican Peso	6,377,964	(3,734)
10/30/2015	Standard Chartered	United States Dollar	70,000	Mexican Peso	1,145,655	(596)
10/30/2015	BNP Paribas	United States Dollar	43,850	Peruvian Neuvo Sol	142,192	(124)
10/30/2015	Merrill Lynch	United States Dollar	217,550	Polish Zloty	815,467	1,940
10/30/2015	Barclays	United States Dollar	335,000	Russian Ruble	20,821,925	6,005
10/30/2015	Barclays	United States Dollar	50,000	South African Rand	631,295	905
10/30/2015	BNP Paribas	United States Dollar	29,363	South African Rand	372,847	368
10/30/2015	HSBC Bank	United States Dollar	4,799	South African Rand	60,984	56
10/30/2015	Citibank	United States Dollar	28,000	Turkish Lira	79,396	85
10/30/2015	Deutsche Bank	United States Dollar	70,000	Turkish Lira	197,032	725
03/06/2017	HSBC Bank	Chinese Offshore Yuan	80,322	United States Dollar	12,618	(278)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	1,430,000	United States Dollar	224,367	(4,664)
03/06/2017	HSBC Bank	United States Dollar	242,000	Chinese Offshore Yuan	1,510,322	9,957
03/20/2017	Standard Chartered	Chinese Offshore Yuan	447,012	United States Dollar	70,618	(2,007)
03/20/2017	Standard Chartered	Chinese Offshore Yuan	1,078,891	United States Dollar	171,008	(5,412)
03/20/2017	Standard Chartered	United States Dollar	171,008	Chinese Offshore Yuan	1,078,891	5,412
03/20/2017	Standard Chartered	United States Dollar	70,618	Chinese Offshore Yuan	447,012	2,007

Total						$(4,555)

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Currency Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$127,523	$—	$127,523
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(132,078)	—	(132,078)

Total Other Financial Instruments	$—	$(4,555)	$—	$(4,555)

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $33,101)
Argentina (Rep of) 8.750%, 06/02/2017(2)		1,009	$974	0.02
Argentina (Rep of) 8.280%, 12/31/2033(2)		5,408	5,032	0.09
Argentina (Rep of), FRN 2.500%, 12/31/2038(2)		55,232	32,145	0.59
			38,151	0.70
Azerbaijan (Cost $51,497)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		50,000	51,500	0.95
			51,500	0.95
Belarus (Cost $184,545)
Belarus (Rep of) 8.750%, 08/03/2015		70,000	70,000	1.29
Belarus (Rep of) 8.950%, 01/26/2018(3)		130,000	130,468	2.41
			200,468	3.70
Bolivia (Cost $59,555)
Bolivian (Rep of) 4.875%, 10/29/2022		60,000	60,150	1.11
			60,150	1.11
Brazil (Cost $351,851)
Brazil (Fed Rep of) 4.875%, 01/22/2021		50,000	51,600	0.95
Brazil (Fed Rep of) 4.250%, 01/07/2025		56,000	52,836	0.98
Brazil (Fed Rep of) 8.250%, 01/20/2034		9,000	10,800	0.20
Brazil (Fed Rep of) 7.125%, 01/20/2037		32,000	34,880	0.64
Petrobras Global Finance B.V. 6.250%, 03/17/2024		6,000	5,616	0.10
Petrobras Global Finance B.V. 6.875%, 01/20/2040		20,000	17,000	0.31
Petrobras Global Finance B.V. 6.850%, 06/05/2115		2,000	1,616	0.03
QGOG Constellation S.A. 6.250%, 11/09/2019		200,000	121,000	2.24
			295,348	5.45
Chile (Cost $72,036)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		70,000	74,243	1.37
			74,243	1.37
China (Cost $105,864)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	105,821	1.95
			105,821	1.95
Colombia (Cost $230,014)
Colombia (Rep of) 11.750%, 02/25/2020		50,000	67,750	1.25
Colombia (Rep of) 8.125%, 05/21/2024		20,000	25,450	0.47
Colombia (Rep of) 6.125%, 01/18/2041		100,000	107,750	1.99
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	34,000,000	11,009	0.20
			211,959	3.91
Costa Rica (Cost $58,349)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	53,850	0.99
			53,850	0.99
Croatia (Cost $132,971)
Croatia (Rep of) 6.625%, 07/14/2020		120,000	131,280	2.42
			131,280	2.42
Dominican Republic (Cost $61,296)
Dominican (Rep of) 5.875%, 04/18/2024		60,000	62,550	1.15
			62,550	1.15
Ecuador (Cost $99,754)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	99,250	1.83
			99,250	1.83

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $37,346)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	$41,790	0.77
			41,790	0.77
El Salvador (Cost $30,530)
El Salvador (Rep of) 5.875%, 01/30/2025		30,000	28,312	0.52
			28,312	0.52
Georgia (Cost $31,713)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	31,575	0.58
			31,575	0.58
Hungary (Cost $210,622)
Hungary (Rep of) 4.125%, 02/19/2018		28,000	29,176	0.54
Hungary (Rep of) 6.250%, 01/29/2020		30,000	33,829	0.63
Hungary (Rep of) 5.375%, 02/21/2023		50,000	54,471	1.01
Hungary (Rep of) 5.750%, 11/22/2023		40,000	44,624	0.82
Hungary (Rep of) 5.375%, 03/25/2024(3)		18,000	19,696	0.36
Hungary (Rep of) 7.625%, 03/29/2041		38,000	51,048	0.94
			232,844	4.30
Indonesia (Cost $239,675)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	33,473	0.62
Indonesia (Rep of) 5.875%, 03/13/2020		160,000	179,163	3.31
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	38,066	0.70
			250,702	4.63
Iraq (Cost $57,891)
Iraq (Rep of) 5.800%, 01/15/2028		70,000	55,559	1.03
			55,559	1.03
Ivory Coast (Cost $113,721)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		130,000	119,325	2.20
			119,325	2.20
Kazakhstan (Cost $218,022)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	51,260	0.95
Kazkommertsbank JSC 5.500%, 12/21/2022		9,784	7,742	0.14
KazMunayGas National Co. JSC 7.000%, 05/05/2020		70,000	74,550	1.38
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	63,332	1.17
			196,884	3.64
Latvia (Cost $28,881)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	30,187	0.56
			30,187	0.56
Lebanon (Cost $136,199)
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	10,085	0.19
Lebanon (Rep of) 5.450%, 11/28/2019		10,000	10,085	0.19
Lebanon (Rep of) 6.375%, 03/09/2020		10,000	10,400	0.19
Lebanon (Rep of) 8.250%, 04/12/2021		14,000	15,815	0.29
Lebanon (Rep of) 6.100%, 10/04/2022		41,000	41,666	0.77
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	10,101	0.19
Lebanon (Rep of) 6.600%, 11/27/2026		40,000	40,952	0.75
			139,104	2.57
Lithuania (Cost $119,596)
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	119,580	2.21
			119,580	2.21
Malaysia (Cost $66,615)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	63,706	1.18
			63,706	1.18

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $414,301)
Cemex Finance LLC 9.375%, 10/12/2022(3)		200,000	$223,690	4.13
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		15,000	11,100	0.20
Mexico (Rep of) 6.750%, 09/27/2034		39,000	49,238	0.91
Mexico (Rep of) 4.750%, 03/08/2044		14,000	13,580	0.25
Mexico (Rep of) 5.550%, 01/21/2045		20,000	21,600	0.40
Mexico (Rep of) 5.750%, 10/12/2110		16,000	16,040	0.30
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	11,188	0.21
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	16,723	0.31
Petroleos Mexicanos 5.500%, 06/27/2044		15,000	13,875	0.26
Petroleos Mexicanos 5.625%, 01/23/2046		21,000	19,788	0.36
			396,822	7.33
Morocco (Cost $46,610)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	50,850	0.94
			50,850	0.94
Panama (Cost $68,204)
Panama (Rep of) 8.875%, 09/30/2027		25,000	35,750	0.66
Panama (Rep of) 9.375%, 04/01/2029		10,000	14,975	0.28
Panama (Rep of) 6.700%, 01/26/2036		15,000	18,750	0.34
			69,475	1.28
Peru (Cost $108,547)
Peru (Rep of) 8.750%, 11/21/2033		44,000	66,330	1.23
Peru (Rep of) 5.625%, 11/18/2050		29,000	32,625	0.60
			98,955	1.83
Philippines (Cost $158,811)
Philippines (Rep of) 4.000%, 01/15/2021		50,000	54,000	1.00
Philippines (Rep of) 10.625%, 03/16/2025		15,000	24,094	0.44
Philippines (Rep of) 9.500%, 02/02/2030		54,000	88,020	1.63
			166,114	3.07
Poland (Cost $31,562)
Poland (Rep of) 5.000%, 03/23/2022		20,000	22,341	0.41
Poland (Rep of) 3.000%, 03/17/2023		10,000	9,934	0.19
			32,275	0.60
Romania (Cost $99,837)
Romania (Rep of) 6.750%, 02/07/2022		40,000	47,200	0.87
Romania (Rep of) 4.375%, 08/22/2023		50,000	52,120	0.96
Romania (Rep of) 6.125%, 01/22/2044		4,000	4,620	0.09
			103,940	1.92
Russian Federation (Cost $216,845)
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018		10,000	8,838	0.16
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017(3)		100,000	101,083	1.87
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	97,880	1.81
			207,801	3.84
Senegal (Cost $32,358)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	33,499	0.62
			33,499	0.62
Serbia (Cost $52,385)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	56,250	1.04
			56,250	1.04

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $84,472)
South Africa (Rep of) 5.500%, 03/09/2020		80,000	$87,000	1.61
			87,000	1.61
Sri Lanka (Cost $40,322)
Bank of Ceylon 6.875%, 05/03/2017		40,000	41,500	0.77
			41,500	0.77
Turkey (Cost $174,937)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	54,990	1.02
Turkey (Rep of) 5.625%, 03/30/2021		40,000	42,875	0.79
Turkey (Rep of) 6.750%, 05/30/2040		30,000	34,200	0.63
Turkey (Rep of) 6.000%, 01/14/2041		40,000	41,800	0.77
			173,865	3.21
Ukraine (Cost $380,924)
MHP S.A. 8.250%, 04/02/2020		200,000	162,000	2.99
Ukraine (Rep of) 9.250%, 07/24/2017		70,000	41,153	0.76
Ukraine (Rep of) 7.950%, 02/23/2021		130,000	75,790	1.40
			278,943	5.15
United Arab Emirates (Cost $106,308)
DP World Ltd. 6.850%, 07/02/2037		100,000	110,250	2.04
			110,250	2.04
Uruguay (Cost $88,094)
Uruguay (Rep of) 4.500%, 08/14/2024		12,503	13,191	0.24
Uruguay (Rep of) 7.875%, 01/15/2033		22,000	29,617	0.55
Uruguay (Rep of) 7.625%, 03/21/2036		16,000	21,340	0.40
Uruguay (Rep of) 4.125%, 11/20/2045		10,774	9,266	0.17
Uruguay (Rep of) 5.100%, 06/18/2050		9,000	8,640	0.16
			82,054	1.52
Venezuela (Cost $473,680)
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		27,000	27,094	0.50
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		19,638	12,372	0.23
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		10,000	4,823	0.09
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		90,300	61,539	1.14
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		26,046	10,386	0.19
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	7,057	0.13
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	3,871	0.07
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		53,000	21,200	0.39
Venezuela (Rep of) 5.750%, 02/26/2016		20,000	16,150	0.30
Venezuela (Rep of) 7.750%, 10/13/2019		20,000	7,400	0.14
Venezuela (Rep of) 6.000%, 12/09/2020		10,000	3,475	0.06
Venezuela (Rep of) 12.750%, 08/23/2022		32,000	14,240	0.26
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	7,665	0.14
Venezuela (Rep of) 8.250%, 10/13/2024		25,000	9,000	0.17
Venezuela (Rep of) 7.650%, 04/21/2025		6,000	2,115	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		95,500	39,776	0.74
Venezuela (Rep of) 9.250%, 09/15/2027		21,000	8,768	0.16
Venezuela (Rep of) 9.250%, 05/07/2028		15,000	5,535	0.10
Venezuela (Rep of) 11.950%, 08/05/2031		114,100	47,352	0.87
			309,818	5.72

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam (Cost $53,215)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	$55,500	1.02
			55,500	1.02
Total Debt Securities (Cost $5,363,056)			5,049,049	93.23

Total Investments (Total Cost $5,363,056)			5,049,049	93.23

Assets Less Other Liabilities			366,523	6.77

Net Assets			$5,415,572	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	All or a portion of security is held as collateral for Reverse Repurchase Agreement.

Percentages	shown are based on net assets.

At July 31, 2015, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/02/2015	Citibank	Brazilian Real	671,000	United States Dollar	198,251	$(4,725)
10/02/2015	Citibank	United States Dollar	37,416	Brazilian Real	120,989	2,862
10/02/2015	Goldman Sachs	United States Dollar	77,754	Brazilian Real	251,707	5,868
10/02/2015	Santander	United States Dollar	91,837	Brazilian Real	297,250	6,943
10/30/2015	Deutsche Bank	Mexican Peso	38,257	United States Dollar	2,363	(6)
10/30/2015	JP Morgan	United States Dollar	6,057	Colombian Peso	17,055,734	174
10/30/2015	Santander	United States Dollar	5,657	Colombian Peso	16,054,085	119

Total						$11,235

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$1,659,418	$—	$1,659,418
Municipal Bonds	—	3,389,631	—	3,389,631

Total Investments	$—	$5,049,049	$—	$5,049,049

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$15,966	$—	$15,966
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(4,731)	—	(4,731)

Total Other Financial Instruments	$—	$11,235	$—	$11,235

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,412,433

Gross tax appreciation of investments	$99,119
Gross tax depreciation of investments	(462,503)

Net tax depreciation of investments	$(363,384)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $737,554)
Puma International Financing S.A. 6.750%, 02/01/2021		720,000	$734,227	0.13
			734,227	0.13
Argentina (Cost $7,090,865)
Argentina (Rep of) 8.750%, 06/02/2017(2)		92,040	88,827	0.02
Argentina (Rep of) 8.280%, 12/31/2033(2)		367,133	341,618	0.06
Argentina (Rep of), FRN 2.500%, 12/31/2038(2)		3,287,446	1,913,293	0.33
WPE International Cooperatief UA 10.375%, 09/30/2020(2)		5,450,000	463,250	0.08
			2,806,988	0.49
Armenia (Cost $1,145,114)
Armenia (Rep of) 7.150%, 03/26/2025(3)		1,130,000	1,117,231	0.19
			1,117,231	0.19
Azerbaijan (Cost $4,153,092)
Azerbaijan (Rep of) 4.750%, 03/18/2024		520,000	512,679	0.09
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		1,010,000	1,040,300	0.18
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		1,040,000	1,066,187	0.18
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		1,480,000	1,375,861	0.24
			3,995,027	0.69
Bangladesh (Cost $733,863)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		730,000	749,126	0.13
			749,126	0.13
Barbados (Cost $1,896,025)
Columbus International, Inc. 7.375%, 03/30/2021		1,775,000	1,885,937	0.33
			1,885,937	0.33
Belarus (Cost $7,808,336)
Belarus (Rep of) 8.750%, 08/03/2015		3,074,000	3,074,000	0.53
Belarus (Rep of) 8.950%, 01/26/2018		5,038,000	5,056,137	0.88
			8,130,137	1.41
Bolivia (Cost $1,102,334)
Bolivian (Rep of) 4.875%, 10/29/2022		430,000	431,075	0.07
Bolivian (Rep of) 5.950%, 08/22/2023		640,000	670,400	0.12
			1,101,475	0.19
Brazil (Cost $59,532,594)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		1,890,000	2,015,213	0.35
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		180,000	186,480	0.03
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/2023		200,000	198,980	0.04
Brazil (Rep of) 4.875%, 01/22/2021		632,000	652,224	0.11
Brazil (Rep of) 2.625%, 01/05/2023		680,000	591,600	0.10
Brazil (Rep of) 8.875%, 04/15/2024		220,000	283,800	0.05
Brazil (Rep of) 4.250%, 01/07/2025		1,591,000	1,501,109	0.26
Brazil (Rep of) 8.250%, 01/20/2034		316,000	379,200	0.07
Brazil (Rep of) 7.125%, 01/20/2037		1,071,000	1,167,390	0.20
Brazil (Rep of) 5.625%, 01/07/2041		198,000	183,150	0.03
Brazil (Rep of) 5.000%, 01/27/2045		1,762,000	1,473,913	0.26

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2016(4)	BRL	31,765,000	$8,777,807	1.52
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2018(4)	BRL	90,695,000	19,765,256	3.43
Brazil Letras do Tesouro Nacional 0.000%, 07/01/2018(4)	BRL	20,006,000	4,110,569	0.71
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	1,900,000	475,839	0.08
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		1,750,000	1,732,500	0.30
Marfrig Holding Europe B.V. 6.875%, 06/24/2019		785,000	722,200	0.13
Marfrig Overseas Ltd. 9.500%, 05/04/2020		660,000	670,725	0.12
Minerva Luxembourg S.A. 12.250%, 02/10/2022		1,400,000	1,540,000	0.27
Odebrecht Drilling Norbe VIII/IX Ltd. 6.350%, 06/30/2021		852,800	614,016	0.11
Oi S.A. 9.750%, 09/15/2016	BRL	1,000,000	262,854	0.05
Oi S.A. 5.750%, 02/10/2022		1,000,000	792,200	0.14
Petrobras Global Finance B.V. 5.875%, 03/01/2018		24,000	24,096	—
Petrobras Global Finance B.V. 6.250%, 03/17/2024		1,317,000	1,232,580	0.21
Petrobras Global Finance B.V. 6.875%, 01/20/2040		2,550,000	2,167,500	0.38
Petrobras Global Finance BV 6.850%, 06/05/2115		243,000	196,388	0.03
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,776,753	1,465,821	0.25
QGOG Constellation S.A. 6.250%, 11/09/2019		3,085,000	1,866,425	0.32
			55,049,835	9.55
Chile (Cost $6,177,541)
Banco del Estado de Chile 4.125%, 10/07/2020		530,000	561,354	0.10
Banco del Estado de Chile 3.875%, 02/08/2022		310,000	318,831	0.06
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	80,206	0.01
Chile (Rep of) 5.500%, 08/05/2020	CLP	280,000,000	442,406	0.08
Chile (Rep of) 3.250%, 09/14/2021		390,000	410,085	0.07
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		700,000	721,614	0.12
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		630,000	636,422	0.11
Corp. Nacional del Cobre de Chile 4.875%, 11/04/2044		700,000	662,054	0.11
Empresa Nacional del Petroleo 5.250%, 08/10/2020		694,000	736,069	0.13
VTR Finance B.V. 6.875%, 01/15/2024		1,300,000	1,322,750	0.23
			5,891,791	1.02
China (Cost $25,888,102)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		250,000	259,375	0.05
Agile Property Holdings Ltd. 8.875%, 04/28/2017		485,000	491,062	0.09
Amber Circle Funding Ltd. 3.250%, 12/04/2022		780,000	767,780	0.13
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		2,100,000	2,178,966	0.38
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		816,000	887,400	0.16
Emerald Plantation Holdings Ltd. 6.000%, (100% Cash), 01/30/2020,(5)		177,886	163,655	0.03
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)(5)(6)		1,975,424	1,975,424	0.34
Hyva Global B.V. 8.625%, 03/24/2016		900,000	898,875	0.16
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018(2)		2,345,000	1,283,887	0.22
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		550,000	301,125	0.05
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		1,285,000	703,537	0.12
KWG Property Holding Ltd. 8.975%, 01/14/2019		700,000	713,905	0.12
Logan Property Holdings Co. Ltd. 11.250%, 06/04/2019		320,000	331,902	0.06
MIE Holdings Corp. 6.875%, 02/06/2018		595,000	456,026	0.08
MIE Holdings Corp. 7.500%, 04/25/2019		2,330,000	1,636,639	0.28
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		4,312,000	4,562,989	0.79
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		1,220,000	1,486,180	0.26
Sino-Forest Corp. 5.000%, 08/01/2013(3)(6)(7)		276,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)(6)(7)		256,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)(6)(7)		704,000	—	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Sino-Forest Corp. 6.250%, 10/21/2017(3)(6)(7)		628,000	$—	—
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,705,000	1,741,265	0.30
Times Property Holdings Ltd. 12.625%, 03/21/2019		915,000	983,414	0.17
Trillion Chance Ltd. 8.500%, 01/10/2019		730,000	714,341	0.12
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		750,000	701,250	0.12
Yuzhou Properties Co. Ltd. 8.750%, 10/04/2018		440,000	446,600	0.08
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		1,150,000	1,155,750	0.20
			24,841,347	4.31
Colombia (Cost $37,277,315)
Colombia (Rep of) 12.000%, 10/22/2015	COP	687,000,000	241,390	0.04
Colombia (Rep of) 7.375%, 03/18/2019		1,750,000	2,026,500	0.35
Colombia (Rep of) 11.750%, 02/25/2020		495,000	670,725	0.12
Colombia (Rep of) 4.000%, 02/26/2024		530,000	527,880	0.09
Colombia (Rep of) 8.125%, 05/21/2024		488,000	620,980	0.11
Colombia (Rep of) 9.850%, 06/28/2027	COP	1,055,000,000	447,005	0.08
Colombia (Rep of) 7.375%, 09/18/2037		2,855,000	3,497,375	0.61
Colombia (Rep of) 6.125%, 01/18/2041		1,782,000	1,920,105	0.33
Colombia (Rep of) 5.625%, 02/26/2044		1,770,000	1,796,550	0.31
Colombia (Rep of) 5.000%, 06/15/2045		1,228,000	1,138,970	0.20
Colombian TES 7.250%, 06/15/2016	COP	8,247,800,000	2,924,956	0.51
Colombian TES 7.000%, 09/11/2019	COP	2,634,700,000	951,096	0.17
Colombian TES 10.000%, 07/24/2024	COP	2,272,200,000	935,849	0.16
Colombian TES 7.500%, 08/26/2026	COP	3,421,700,000	1,174,046	0.20
Colombian TES 6.000%, 04/28/2028	COP	8,858,600,000	2,646,276	0.46
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	458,504	0.08
Millicom International Cellular S.A. 4.750%, 05/22/2020		330,000	320,925	0.06
Millicom International Cellular S.A. 6.625%, 10/15/2021		1,000,000	1,040,000	0.18
Millicom International Cellular S.A. 6.000%, 03/15/2025		900,000	888,750	0.15
Pacific Rubiales Energy Corp. 5.375%, 01/26/2019		1,300,000	923,000	0.16
Pacific Rubiales Energy Corp. 7.250%, 12/12/2021		2,880,000	2,030,400	0.35
Pacific Rubiales Energy Corp. 5.125%, 03/28/2023		1,360,000	860,200	0.15
Pacific Rubiales Energy Corp. 5.625%, 01/19/2025		6,037,000	3,816,591	0.66
			31,858,073	5.53
Costa Rica (Cost $3,938,008)
Costa Rica (Rep of) 4.250%, 01/26/2023		2,237,000	2,058,040	0.36
Costa Rica (Rep of) 4.375%, 04/30/2025		450,000	403,875	0.07
Costa Rica (Rep of) 5.625%, 04/30/2043		660,000	549,450	0.09
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	209,000	0.04
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		700,000	582,750	0.10
			3,803,115	0.66
Croatia (Cost $5,454,879)
Croatia (Rep of) 6.250%, 04/27/2017		580,000	612,538	0.11
Croatia (Rep of) 6.750%, 11/05/2019		1,140,000	1,254,000	0.22
Croatia (Rep of) 6.625%, 07/14/2020		2,625,000	2,871,755	0.50
Croatia (Rep of) 6.375%, 03/24/2021		659,000	709,249	0.12
			5,447,542	0.95
Czech Republic (Cost $1,839,612)
New World Resources N.V. 8.000%, 04/07/2020(5)	EUR	1,579,781	988,947	0.17
New World Resources N.V. 4.000%, 10/07/2020	EUR	574,012	63,041	0.01
			1,051,988	0.18

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Dominican Republic (Cost $9,411,457)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		1,230,000	$1,266,900	0.22
Dominican (Rep of) 7.500%, 05/06/2021		1,813,000	2,026,027	0.35
Dominican (Rep of) 6.600%, 01/28/2024		740,000	802,160	0.14
Dominican (Rep of) 5.875%, 04/18/2024		2,479,000	2,584,358	0.45
Dominican (Rep of) 5.500%, 01/27/2025		1,120,000	1,125,600	0.19
Dominican (Rep of) 7.450%, 04/30/2044		620,000	666,500	0.12
Dominican (Rep of) 6.850%, 01/27/2045		940,000	954,100	0.17
			9,425,645	1.64
Ecuador (Cost $12,199,480)
Ecuador (Rep of) 9.375%, 12/15/2015		1,304,000	1,294,220	0.23
Ecuador (Rep of) 10.500%, 03/24/2020(3)(6)		3,430,000	3,275,650	0.57
Ecuador (Rep of) 7.950%, 06/20/2024		2,778,000	2,326,575	0.40
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 5.912%, 09/24/2019		4,947,895	4,230,450	0.73
			11,126,895	1.93
Egypt (Cost $1,881,717)
Egypt (Rep of) 5.750%, 04/29/2020		812,000	848,329	0.15
Egypt (Rep of) 5.875%, 06/11/2025		510,000	499,290	0.09
Egypt (Rep of) 6.875%, 04/30/2040		505,000	484,901	0.08
			1,832,520	0.32
El Salvador (Cost $3,483,609)
El Salvador (Rep of) 7.375%, 12/01/2019		760,000	821,750	0.14
El Salvador (Rep of) 5.875%, 01/30/2025		910,000	858,812	0.15
El Salvador (Rep of) 6.375%, 01/18/2027		270,000	257,310	0.04
El Salvador (Rep of) 8.250%, 04/10/2032		465,000	501,619	0.09
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	149,813	0.03
El Salvador (Rep of) 7.625%, 02/01/2041		780,000	773,175	0.13
			3,362,479	0.58
Ethiopia (Cost $1,343,535)
Federal Democratic Republic of Ethiopia 6.625%, 12/11/2024		1,360,000	1,341,939	0.23
			1,341,939	0.23
Gabon (Cost $4,047,732)
Gabonese (Rep of) 6.375%, 12/12/2024		3,980,700	3,731,906	0.65
			3,731,906	0.65
Georgia (Cost $1,569,827)
Georgia (Rep of) 6.875%, 04/12/2021		340,000	358,564	0.06
Georgian Railway JSC 7.750%, 07/11/2022		1,100,000	1,157,750	0.20
			1,516,314	0.26
Guatemala (Cost $2,983,046)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		1,475,000	1,563,942	0.27
Guatemala (Rep of) 4.875%, 02/13/2028		1,357,000	1,333,253	0.23
			2,897,195	0.50
Hong Kong (Cost $525,001)
CFG Investment S.A.C. 9.750%, 07/30/2019		566,000	554,680	0.10
			554,680	0.10
Hungary (Cost $14,907,893)
Hungary (Rep of) 4.125%, 02/19/2018		1,358,000	1,415,036	0.25
Hungary (Rep of) 6.250%, 01/29/2020		1,080,000	1,217,825	0.21
Hungary (Rep of) 5.375%, 02/21/2023		2,390,000	2,603,714	0.45
Hungary (Rep of) 5.750%, 11/22/2023		2,964,000	3,306,638	0.57

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hungary - (continued)
Hungary (Rep of) 5.375%, 03/25/2024		1,370,000	$1,499,054	0.26
Hungary (Rep of) 3.000%, 06/26/2024	HUF	146,090,000	491,313	0.08
Hungary (Rep of) 5.500%, 06/24/2025	HUF	389,020,000	1,589,534	0.28
Hungary (Rep of) 7.625%, 03/29/2041		2,220,000	2,982,304	0.52
			15,105,418	2.62
India (Cost $2,444,978)
Export-Import Bank of India 4.000%, 08/07/2017		600,000	620,856	0.11
Export-Import Bank of India 4.000%, 01/14/2023		528,000	534,135	0.09
Vedanta Resources PLC 8.250%, 06/07/2021		655,000	617,338	0.11
Vedanta Resources PLC 7.125%, 05/31/2023		780,000	686,400	0.12
			2,458,729	0.43
Indonesia (Cost $17,754,326)
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		2,218,000	1,333,018	0.23
Enercoal Resources Pte Ltd. 6.000%, 04/07/2018		200,000	30,000	—
Golden Legacy PTE Ltd. 9.000%, 04/24/2019		300,000	294,000	0.05
Indo Energy Finance B.V. 7.000%, 05/07/2018		950,000	731,500	0.13
Indo Energy Finance II B.V. 6.375%, 01/24/2023		1,982,000	1,199,110	0.21
Indonesia (Rep of) 6.875%, 01/17/2018		1,039,000	1,159,267	0.20
Indonesia (Rep of) 11.625%, 03/04/2019		1,220,000	1,594,656	0.27
Indonesia (Rep of) 5.875%, 03/13/2020		344,000	385,201	0.07
Indonesia (Rep of) 4.875%, 05/05/2021		470,000	499,420	0.09
Indonesia (Rep of) 4.125%, 01/15/2025		470,000	464,683	0.08
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	1,492,000,000	109,467	0.02
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	809,000,000	52,527	0.01
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	4,338,000,000	327,230	0.06
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	15,616,000,000	1,110,684	0.19
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	8,148,000,000	572,207	0.10
Indonesia (Rep of) 7.750%, 01/17/2038		280,000	355,287	0.06
Indonesia (Rep of) 5.125%, 01/15/2045		1,130,000	1,087,946	0.19
Majapahit Holding B.V. 8.000%, 08/07/2019		800,000	925,000	0.16
Majapahit Holding B.V. 7.750%, 01/20/2020		770,000	884,576	0.15
Pertamina Persero PT 6.000%, 05/03/2042		493,000	452,968	0.08
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		1,860,000	1,964,718	0.34
Perusahaan Penerbit SBSN Indonesia 6.125%, 03/15/2019		690,000	769,663	0.13
Perusahaan Penerbit SBSN Indonesia III 4.325%, 05/28/2025		568,000	557,350	0.10
			16,860,478	2.92
Iraq (Cost $1,446,331)
Iraq (Rep of) 5.800%, 01/15/2028		1,610,000	1,277,857	0.22
			1,277,857	0.22
Ivory Coast (Cost $10,564,474)
Ivory Coast (Rep of) 5.375%, 07/23/2024(3)		1,016,000	940,308	0.16
Ivory Coast (Rep of) 6.375%, 03/03/2028		596,000	572,011	0.10
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		9,254,000	8,494,135	1.48
			10,006,454	1.74
Jamaica (Cost $10,327,325)
Digicel Group Ltd. 8.875%, 09/30/2020		6,000,000	5,925,000	1.03
Digicel Group Ltd. 7.125%, 04/01/2022		1,250,000	1,146,875	0.20
Digicel Ltd. 6.000%, 04/15/2021		2,150,000	2,026,375	0.35
Jamaica (Rep of) 7.875%, 07/28/2045		680,000	674,900	0.12
			9,773,150	1.70
Kazakhstan (Cost $29,065,946)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		1,913,000	1,711,829	0.30

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan - (continued)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		855,000	$884,498	0.15
Kaspi Bank JSC 9.875%, 10/28/2016		600,000	618,000	0.11
KazAgro National Management Holding JSC 4.625%, 05/24/2023		490,000	429,362	0.07
Kazakhstan (Rep of) 5.125%, 07/21/2025		2,020,000	1,999,032	0.35
Kazakhstan (Rep of) 4.875%, 10/14/2044		420,000	346,248	0.06
Kazakhstan (Rep of) 6.500%, 07/21/2045		2,010,000	1,996,935	0.35
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		246,000	255,471	0.04
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		691,000	621,416	0.11
Kazkommertsbank JSC 8.000%, 11/03/2015		800,000	799,744	0.14
Kazkommertsbank JSC 7.500%, 11/29/2016		2,500,000	2,490,950	0.43
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,475,000	1,591,570	0.28
Kazkommertsbank JSC 8.500%, 05/11/2018		2,370,000	2,318,524	0.40
Kazkommertsbank JSC 5.500%, 12/21/2022		2,822,674	2,233,441	0.39
KazMunayGas National Co. JSC 9.125%, 07/02/2018		751,000	847,841	0.15
KazMunayGas National Co. JSC 7.000%, 05/05/2020		2,104,000	2,240,760	0.39
KazMunayGas National Co. JSC 6.375%, 04/09/2021		440,000	456,500	0.08
KazMunayGas National Co. JSC 4.400%, 04/30/2023		1,970,000	1,782,358	0.31
KazMunayGas National Co. JSC 5.750%, 04/30/2043		1,240,000	979,749	0.17
KazMunayGas National Co. JSC 6.000%, 11/07/2044		300,000	241,758	0.04
Nostrum Oil & Gas Finance B.V. 6.375%, 02/14/2019		1,465,000	1,285,537	0.22
Zhaikmunai LLP 7.125%, 11/13/2019		2,390,000	2,163,428	0.37
			28,294,951	4.91
Kenya (Cost $830,682)
Kenya (Rep of) 6.875%, 06/24/2024		780,000	765,570	0.13
			765,570	0.13
Latvia (Cost $465,461)
Latvia (Rep of) 2.750%, 01/12/2020		470,000	472,937	0.08
			472,937	0.08
Lebanon (Cost $9,750,530)
Lebanon (Rep of) 5.150%, 11/12/2018		370,000	373,145	0.07
Lebanon (Rep of) 5.450%, 11/28/2019		680,000	685,780	0.12
Lebanon (Rep of) 6.375%, 03/09/2020		1,544,000	1,605,760	0.28
Lebanon (Rep of) 8.250%, 04/12/2021		592,000	668,723	0.12
Lebanon (Rep of) 6.100%, 10/04/2022		1,947,000	1,978,639	0.34
Lebanon (Rep of) 6.000%, 01/27/2023		1,500,000	1,515,210	0.26
Lebanon (Rep of) 6.600%, 11/27/2026		2,842,000	2,909,640	0.50
			9,736,897	1.69
Lithuania (Cost $4,841,800)
Bite Finance International B.V., FRN 7.491%, 02/15/2018	EUR	290,000	313,938	0.06
Lithuania (Rep of) 7.375%, 02/11/2020		2,168,000	2,592,495	0.45
Lithuania (Rep of) 6.125%, 03/09/2021		400,000	463,717	0.08
Lithuania (Rep of) 6.625%, 02/01/2022		1,271,000	1,523,611	0.26
			4,893,761	0.85
Malaysia (Cost $3,055,318)
Malaysia (Rep of) 4.935%, 09/30/2043	MYR	1,406,000	381,747	0.07
Petronas Capital Ltd. 5.250%, 08/12/2019		570,000	631,036	0.11
Petronas Capital Ltd. 7.875%, 05/22/2022		740,000	942,851	0.16
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		941,000	1,036,982	0.18
			2,992,616	0.52
Mexico (Cost $39,335,173)
CEMEX Espana S.A. 9.875%, 04/30/2019		800,000	876,000	0.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Cemex Finance LLC 9.375%, 10/12/2022		2,400,000	$2,684,280	0.47
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		360,000	366,300	0.06
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,090,000	1,134,635	0.20
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		245,000	260,925	0.05
Cemex S.A.B. de C.V. 5.700%, 01/11/2025		365,000	354,780	0.06
Comision Federal de Electricidad 4.875%, 01/15/2024		500,000	520,625	0.09
Comision Federal de Electricidad 5.750%, 02/14/2042		770,000	757,487	0.13
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		1,400,000	28,420	—
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		1,365,000	1,010,100	0.17
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/2024		2,200,000	1,386,000	0.24
Grupo Televisa S.A.B. 7.250%, 05/14/2043	MXN	5,000,000	268,270	0.05
Mexican Bonos 8.000%, 06/11/2020	MXN	41,870,000	2,891,287	0.50
Mexican Bonos 8.000%, 12/07/2023	MXN	65,850,000	4,625,010	0.80
Mexican Bonos 7.500%, 06/03/2027	MXN	29,540,000	2,019,460	0.35
Mexican Bonos 8.500%, 05/31/2029	MXN	22,480,000	1,666,774	0.29
Mexican Bonos 7.750%, 05/29/2031	MXN	20,780,000	1,452,785	0.25
Mexico (Rep of) 6.050%, 01/11/2040		302,000	348,810	0.06
Mexico (Rep of) 4.750%, 03/08/2044		808,000	783,760	0.14
Mexico (Rep of) 5.550%, 01/21/2045		1,090,000	1,177,200	0.20
Mexico (Rep of) 4.600%, 01/23/2046		3,054,000	2,878,395	0.50
Mexico (Rep of) 5.750%, 10/12/2110		618,000	619,545	0.11
Mexico (Rep of) 4.000%, 03/15/2115	EUR	2,300,000	2,220,332	0.38
Petroleos Mexicanos 6.000%, 03/05/2020		234,000	261,787	0.05
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	6,470,000	394,324	0.07
Petroleos Mexicanos 6.500%, 06/02/2041		1,370,000	1,431,924	0.25
Petroleos Mexicanos 5.500%, 06/27/2044		806,000	745,550	0.13
Petroleos Mexicanos 5.625%, 01/23/2046		1,190,000	1,121,337	0.19
Red de Carreteras de Occidente S.A.P.I.B. de C.V. 9.000%, 06/10/2028	MXN	16,780,000	1,017,298	0.18
			35,303,400	6.12
Mongolia (Cost $6,370,438)
Mongolian Mining Corp. 8.875%, 03/29/2017		8,400,000	5,013,960	0.87
			5,013,960	0.87
Morocco (Cost $3,543,195)
Morocco (Rep of) 4.250%, 12/11/2022		2,469,000	2,510,973	0.44
Morocco (Rep of) 5.500%, 12/11/2042		976,000	984,540	0.17
			3,495,513	0.61
Nigeria (Cost $9,184,283)
Access Bank PLC, FRN 9.250%, 06/24/2021		815,000	754,894	0.13
Access Finance B.V. 7.250%, 07/25/2017		410,000	397,209	0.07
FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,800,000	1,622,592	0.28
FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		2,400,000	2,094,394	0.36
GTB Finance B.V. 6.000%, 11/08/2018		370,000	347,707	0.06
Sea Trucks Group Ltd. 9.000%, 03/26/2018(3)		3,710,000	3,023,650	0.53
Seven Energy Ltd. 10.250%, 10/11/2021		1,000,000	790,000	0.14
			9,030,446	1.57
Oman (Cost $547,380)
Topaz Marine S.A. 8.625%, 11/01/2018		550,000	540,375	0.09
			540,375	0.09
Pakistan (Cost $5,811,540)
Pakistan (Rep of) 6.875%, 06/01/2017		1,220,000	1,267,913	0.22
Pakistan (Rep of) 7.250%, 04/15/2019		2,116,000	2,203,285	0.38
Pakistan (Rep of) 6.750%, 12/03/2019		1,370,000	1,401,998	0.24

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Pakistan - (continued)
Pakistan (Rep of) 8.250%, 04/15/2024		950,000	$1,014,125	0.18
			5,887,321	1.02
Panama (Cost $5,701,430)
Panama (Rep of) 4.000%, 09/22/2024		250,000	253,500	0.04
Panama (Rep of) 7.125%, 01/29/2026		746,000	949,285	0.17
Panama (Rep of) 8.875%, 09/30/2027		597,000	853,710	0.15
Panama (Rep of) 9.375%, 04/01/2029		421,000	630,447	0.11
Panama (Rep of) 6.700%, 01/26/2036		762,000	952,500	0.17
Panama (Rep of) 4.300%, 04/29/2053		1,300,000	1,157,000	0.20
Sable International Finance Ltd. 6.875%, 08/01/2022		900,000	887,796	0.15
			5,684,238	0.99
Paraguay (Cost $583,901)
Paraguay (Rep of) 4.625%, 01/25/2023		570,000	575,700	0.10
			575,700	0.10
Peru (Cost $9,343,519)
Peru (Rep of) 5.700%, 08/12/2024	PEN	3,234,000	959,229	0.17
Peru (Rep of) 7.350%, 07/21/2025		2,300,000	2,995,750	0.52
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,488,000	516,016	0.09
Peru (Rep of) 6.950%, 08/12/2031	PEN	291,000	89,708	0.01
Peru (Rep of) 8.750%, 11/21/2033		1,546,000	2,330,595	0.40
Peru (Rep of) 5.625%, 11/18/2050		1,791,000	2,014,875	0.35
			8,906,173	1.54
Philippines (Cost $12,822,344)
Philippines (Rep of) 4.000%, 01/15/2021		1,828,000	1,974,240	0.34
Philippines (Rep of) 4.950%, 01/15/2021	PHP	11,000,000	251,941	0.04
Philippines (Rep of) 3.900%, 11/26/2022	PHP	31,000,000	670,972	0.12
Philippines (Rep of) 10.625%, 03/16/2025		507,000	814,369	0.14
Philippines (Rep of) 5.500%, 03/30/2026		850,000	1,012,562	0.18
Philippines (Rep of) 9.500%, 02/02/2030		1,235,000	2,013,050	0.35
Philippines (Rep of) 7.750%, 01/14/2031		1,330,000	1,936,812	0.34
Philippines (Rep of) 6.375%, 10/23/2034		1,776,000	2,384,280	0.41
Philippines (Rep of) 6.250%, 01/14/2036	PHP	15,000,000	374,549	0.06
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		1,188,000	1,562,220	0.27
			12,994,995	2.25
Poland (Cost $4,693,539)
Poland (Rep of) 5.000%, 03/23/2022		744,000	831,085	0.14
Poland (Rep of) 3.000%, 03/17/2023		285,000	283,119	0.05
Poland (Rep of) 3.250%, 07/25/2025	PLN	13,150,000	3,581,293	0.62
			4,695,497	0.81
Romania (Cost $7,104,798)
Romania (Rep of) 6.750%, 02/07/2022		3,722,000	4,391,960	0.76
Romania (Rep of) 4.375%, 08/22/2023		2,420,000	2,522,608	0.44
Romania (Rep of) 6.125%, 01/22/2044		180,000	207,886	0.04
			7,122,454	1.24
Russian Federation (Cost $47,029,434)
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,335,000	701,142	0.12
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018		1,885,103	1,665,960	0.29
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		1,000,000	973,720	0.17
Evraz Group S.A. 9.500%, 04/24/2018		600,000	624,810	0.11
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		1,900,000	1,159,000	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,635,000	$986,003	0.17
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		995,000	922,982	0.16
Mobile TeleSystems OJSC 8.150%, 11/03/2020	RUB	15,250,000	244,537	0.04
Polyus Gold International Ltd. 5.625%, 04/29/2020		1,075,000	1,011,844	0.18
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		988,000	1,028,310	0.18
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	29,527,000	454,787	0.08
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	23,489,000	344,922	0.06
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	40,562,000	611,754	0.11
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	40,717,000	599,558	0.10
Russian Federal Bond - OFZ 6.700%, 05/15/2019	RUB	26,385,000	376,103	0.06
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	24,314,000	343,031	0.06
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	26,581,000	364,233	0.06
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	64,704,000	918,646	0.16
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	22,290,000	308,870	0.05
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	49,542,000	659,327	0.11
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	23,336,000	306,514	0.05
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	32,557,000	449,990	0.08
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	48,943,000	609,504	0.11
Russian Foreign Bond - Eurobond, FRN 7.500%, 03/31/2030		716,131	837,873	0.14
Russian Foreign Bond - Eurobond 5.875%, 09/16/2043		400,000	377,448	0.07
Russian Railways via RZD Capital PLC 5.700%, 04/05/2022		3,142,000	2,984,900	0.52
Russian Standard Bank Via Russian Standard Finance S.A. 13.000%, 04/10/2020		1,355,000	610,021	0.11
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		1,755,000	1,706,948	0.30
SUEK Finance 8.250%, 06/26/2020	RUB	25,500,000	355,523	0.06
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		700,000	688,170	0.12
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,200,000	1,044,000	0.18
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		300,000	327,000	0.06
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		1,120,000	1,155,168	0.20
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	30,000,000	448,559	0.08
VimpelCom Holdings B.V. 5.200%, 02/13/2019		370,000	362,600	0.06
VimpelCom Holdings B.V. 7.504%, 03/01/2022		1,306,000	1,315,795	0.23
Vnesheconombank Via VEB Finance PLC 4.224%, 11/21/2018		2,070,000	1,976,850	0.34
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,564,000	1,530,843	0.27
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		3,467,000	3,504,548	0.61
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		1,600,000	1,463,232	0.25
Vnesheconombank Via VEB Finance PLC 5.942%, 11/21/2023		1,317,000	1,168,890	0.20
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		1,667,000	1,528,472	0.26
			39,052,387	6.77

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Senegal (Cost $1,245,519)
Senegal (Rep of) 8.750%, 05/13/2021		1,109,000	$1,238,354	0.21
			1,238,354	0.21
Serbia (Cost $3,570,804)
Serbia (Rep of) 5.875%, 12/03/2018		570,000	599,708	0.10
Serbia (Rep of) 4.875%, 02/25/2020		1,690,000	1,704,788	0.30
Serbia (Rep of) 7.250%, 09/28/2021		1,110,000	1,248,750	0.22
			3,553,246	0.62
South Africa (Cost $24,525,701)
South Africa (Rep of) 6.875%, 05/27/2019		1,190,000	1,356,600	0.24
South Africa (Rep of) 5.500%, 03/09/2020		2,746,000	2,986,275	0.52
South Africa (Rep of) 5.875%, 05/30/2022		1,080,000	1,197,688	0.21
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	22,600,000	1,747,758	0.30
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	17,840,000	1,641,953	0.28
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	18,070,000	1,355,437	0.24
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	41,540,000	2,817,440	0.49
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	29,300,000	2,210,038	0.38
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	21,810,000	1,312,539	0.23
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	11,620,000	887,512	0.15
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	15,060,000	1,170,866	0.20
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	32,750,000	2,553,673	0.44
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	11,660,000	907,308	0.16
			22,145,087	3.84
Thailand (Cost $1,144,443)
Thailand (Rep of) 1.250%, 03/12/2028	THB	20,270,000	527,804	0.09
Thailand (Rep of) 4.675%, 06/29/2044	THB	15,360,000	502,843	0.09
			1,030,647	0.18
Turkey (Cost $21,446,594)
Akbank T.A.S. 7.500%, 02/05/2018	TRY	1,235,000	401,192	0.07
Roenesans Holding A.S., FRN 12.897%, 12/18/2015	TRY	610,000	219,359	0.04
Turkey (Rep of) 7.500%, 07/14/2017		770,000	847,462	0.15
Turkey (Rep of) 6.750%, 04/03/2018		1,788,000	1,966,442	0.34
Turkey (Rep of) 7.000%, 03/11/2019		860,000	963,458	0.17
Turkey (Rep of) 7.500%, 11/07/2019		770,000	884,191	0.15
Turkey (Rep of) 5.625%, 03/30/2021		950,000	1,018,286	0.17
Turkey (Rep of) 3.000%, 02/23/2022	TRY	3,541,940	1,656,816	0.29
Turkey (Rep of) 6.250%, 09/26/2022		470,000	519,256	0.09
Turkey (Rep of) 7.100%, 03/08/2023	TRY	6,629,600	2,088,572	0.36
Turkey (Rep of) 10.400%, 03/20/2024	TRY	2,382,000	908,153	0.16
Turkey (Rep of) 5.750%, 03/22/2024		700,000	751,999	0.13
Turkey (Rep of) 7.375%, 02/05/2025		627,000	746,130	0.13
Turkey (Rep of) 8.000%, 03/12/2025	TRY	10,290,000	3,383,212	0.58
Turkey (Rep of) 6.875%, 03/17/2036		701,000	806,150	0.14
Turkey (Rep of) 6.750%, 05/30/2040		1,057,000	1,204,980	0.21
Turkey (Rep of) 6.000%, 01/14/2041		600,000	627,000	0.11
Turkiye Garanti Bankasi A.S. 7.375%, 03/07/2018	TRY	1,205,000	390,665	0.07
			19,383,323	3.36
Ukraine (Cost $24,122,258)
DTEK Finance PLC 10.375%, 03/28/2018		916,000	425,940	0.07
DTEK Finance PLC 7.875%, 04/04/2018		3,250,000	1,396,200	0.24
Ferrexpo Finance PLC 10.375%, 04/07/2019		917,000	769,455	0.13
Metinvest B.V. 10.500%, 11/28/2017		1,190,000	737,800	0.13
Metinvest B.V. 8.750%, 02/14/2018		1,855,000	1,065,883	0.19
MHP S.A. 8.250%, 04/02/2020		2,800,000	2,268,000	0.39
Mriya Agro Holding PLC 9.450%, 04/19/2018(2)		2,050,000	297,250	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Oschadbank Via SSB #1 PLC 8.875%, 03/20/2018		490,000	$376,197	0.07
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		595,000	408,717	0.07
Ukraine (Rep of) 9.250%, 07/24/2017		4,204,000	2,471,532	0.43
Ukraine (Rep of) 7.750%, 09/23/2020		2,395,000	1,377,604	0.24
Ukraine (Rep of) 7.950%, 02/23/2021		1,070,000	623,810	0.11
Ukraine (Rep of) 7.800%, 11/28/2022		5,800,000	3,395,900	0.59
Ukraine (Rep of) 7.500%, 04/17/2023		621,000	363,310	0.06
Ukreximbank Via Biz Finance PLC 9.750%, 01/22/2025		1,750,000	1,374,100	0.24
Ukrlandfarming PLC 10.875%, 03/26/2018		3,095,000	1,361,800	0.24
			18,713,498	3.25
United Arab Emirates (Cost $3,017,290)
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		62,020	53,027	0.01
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,250,000	2,004,963	0.35
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		449,000	548,903	0.09
Emirate of Dubai (Rep of) 5.250%, 01/30/2043		520,000	468,672	0.08
			3,075,565	0.53
Uruguay (Cost $8,808,090)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	4,850,000	333,617	0.06
Uruguay (Rep of) 4.500%, 08/14/2024		1,554,374	1,639,865	0.29
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	11,159,000	690,178	0.12
Uruguay (Rep of) 7.875%, 01/15/2033		1,546,000	2,081,302	0.36
Uruguay (Rep of) 7.625%, 03/21/2036		784,000	1,045,660	0.18
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	15,937,000	807,564	0.14
Uruguay (Rep of) 4.125%, 11/20/2045		714,235	614,242	0.11
Uruguay (Rep of) 5.100%, 06/18/2050		616,000	591,360	0.10
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	10,139	—
			7,813,927	1.36
Venezuela (Cost $30,426,805)
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		1,663,000	1,668,820	0.29
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		2,906,563	1,831,135	0.32
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		820,000	395,486	0.07
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		9,288,100	6,329,840	1.10
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		2,019,076	805,107	0.14
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		500,000	235,250	0.04
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		800,000	258,040	0.04
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		3,040,147	1,216,059	0.21
Venezuela (Rep of) 5.750%, 02/26/2016		1,161,000	937,507	0.16
Venezuela (Rep of) 7.750%, 10/13/2019		650,000	240,500	0.04
Venezuela (Rep of) 6.000%, 12/09/2020		655,000	227,612	0.04
Venezuela (Rep of) 12.750%, 08/23/2022		1,902,000	846,390	0.15
Venezuela (Rep of) 9.000%, 05/07/2023		840,000	306,600	0.05
Venezuela (Rep of) 8.250%, 10/13/2024		2,310,000	831,600	0.14
Venezuela (Rep of) 7.650%, 04/21/2025		670,000	236,175	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		7,852,200	3,270,441	0.57
Venezuela (Rep of) 9.250%, 09/15/2027		1,499,000	625,833	0.11
Venezuela (Rep of) 9.250%, 05/07/2028		2,153,000	794,457	0.14
Venezuela (Rep of) 11.950%, 08/05/2031		6,555,800	2,720,657	0.47
			23,777,509	4.12
Vietnam (Cost $3,224,966)
Vietnam (Rep of) 6.750%, 01/29/2020		2,121,000	2,354,310	0.41

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam - (continued)
Vietnam (Rep of) 4.800%, 11/19/2024		842,000	$843,052	0.14
			3,197,362	0.55
Zambia (Cost $2,002,053)
Zambia (Rep of) 8.500%, 04/14/2024		470,000	447,675	0.08
Zambia (Rep of) 8.970%, 07/30/2027		1,570,000	1,507,200	0.26
			1,954,875	0.34
Total Debt Securities (Cost $583,281,199)			531,078,082	92.12

Bank Loans

China (Cost $218,125)
Far East Energy Bermuda Ltd. 25.000%, 06/01/2015		9,972	9,972	—
Far East Energy Bermuda Ltd. 25.000%, 08/31/2015		29,039	29,039	0.01
Far East Energy Bermuda Ltd. 20.000%, 10/08/2015		127,684	127,684	0.02
Far East Energy Bermuda Ltd. 25.000%, 10/08/2015		54,706	54,706	0.01
Far East Energy Bermuda Ltd. 25.000%, 10/08/2015(7)		66,864	—	—
			221,401	0.04
Ukraine (Cost $123,000)
Mriya Trading (Cyprus) Working Capital 12.000%, 11/20/2015		123,000	123,000	0.02
			123,000	0.02
United Arab Emirates (Cost $6,217,284)
DP World Ltd. 3.000%, 09/30/2018		8,215,020	7,023,842	1.22
			7,023,842	1.22
Total Bank Loans (Cost $6,558,409)			7,368,243	1.28

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		308,246	$95,556	0.02

Total Equity Securities (Cost $ — )			95,556	0.02

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(3)(6)		1,308,684	$20,939	—

Total Warrants (Cost $27,482)			20,939	—

Total Investments in Securities (Cost $589,867,090)			538,562,820	93.42

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $10,656,473)
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.875% 04/15/2019	IDR	16,000,000,000	1,412,027	0.25
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375% 03/15/2024	IDR	27,863,000,000	2,034,855	0.35
Indonesia (Rep of), Issued by ANZ Banking Corp., 9.000% 03/15/2029	IDR	3,949,000,000	297,886	0.05
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375% 03/15/2034	IDR	262,000,000	18,635	—
Indonesia (Rep of), Issued by HSBC, 8.375% 03/15/2034	IDR	3,022,000,000	214,939	0.04
Indonesia (Rep of), Issued by Standard Chartered, 7.875% 04/15/2019	IDR	19,231,000,000	1,174,792	0.20
Indonesia (Rep of), Issued by Standard Chartered, 12.800% 06/15/2021	IDR	1,840,000,000	163,132	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000% 09/15/2025	IDR	5,602,000,000	479,659	0.08
Indonesia (Rep of), Issued by Standard Chartered, 8.375% 09/15/2026	IDR	9,100,000,000	667,659	0.12
Indonesia (Rep of), Issued by Standard Chartered, 7.000% 05/15/2027	IDR	2,613,000,000	169,658	0.03
Indonesia (Rep of), Issued by Standard Chartered, 9.000% 03/15/2029	IDR	11,300,000,000	852,396	0.15
Indonesia (Rep of), Issued by Standard Chartered, 10.500% 08/15/2030	IDR	8,356,000,000	707,827	0.12
Indonesia (Rep of), Issued by Standard Chartered, 8.375% 03/15/2034	IDR	2,727,000,000	193,957	0.03
			8,387,422	1.45
Total Fully Funded Total Return Swaps (Cost $10,656,473)			8,387,422	1.45

Total Investments (Total Cost $600,523,563)			546,950,242	94.87

Other Assets Less Liabilities			29,564,298	5.13
Net Assets			$576,514,540	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Zero coupon bond.
(5)	Security is a payment in-kind bond, unless otherwise noted in the description of the security.
(6)	Restricted security that has been deemed illiquid. At July 31, 2015, the value of these restricted illiquid securities amounted to $5,272,013 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
Ecuador (Rep of), 10.50%, 03/24/2020	06/02/2015-07/23/2015	$3,577,454
Far East Energy Bermuda Ltd., 13.00%, 01/15/2016	01/14/2013-07/20/2015	1,953,742
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	27,482
Sino-Forest Corp., 4.250%-10.250%, 08/01/2013-10/21/2017	01/31/2013	—

(7)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At July 31, 2015, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2015	BNP Paribas	Brazilian Real	10,782,383	United States Dollar	3,187,037	$(42,767)
08/04/2015	Citibank	Brazilian Real	1,599,277	United States Dollar	505,157	(38,789)
08/04/2015	Credit Suisse	Brazilian Real	2,481,478	United States Dollar	757,472	(33,844)
08/04/2015	Morgan Stanley	Brazilian Real	7,500,729	United States Dollar	2,393,417	(206,116)
08/04/2015	Santander	Brazilian Real	1,535,931	United States Dollar	484,666	(36,771)
08/04/2015	BNP Paribas	United States Dollar	2,265,600	Brazilian Real	7,304,068	135,648
08/04/2015	Credit Suisse	United States Dollar	568,708	Brazilian Real	1,909,894	11,761
08/04/2015	Goldman Sachs	United States Dollar	700,624	Brazilian Real	2,257,963	42,175
08/04/2015	Morgan Stanley	United States Dollar	3,020,000	Brazilian Real	9,551,656	234,625
08/04/2015	Santander	United States Dollar	7,983,584	Brazilian Real	25,212,157	631,422
08/04/2015	Santander	United States Dollar	4,433,410	Brazilian Real	14,047,703	336,934
08/04/2015	Santander	United States Dollar	3,066,590	Brazilian Real	9,780,889	214,368
08/21/2015	Citibank	British Pound	105,863	United States Dollar	164,902	394
08/21/2015	HSBC Bank	British Pound	953,285	United States Dollar	1,484,854	3,609
08/21/2015	UBS	British Pound	158,840	United States Dollar	247,641	373
08/21/2015	BNP Paribas	Euro	188,524	United States Dollar	204,652	2,450
08/21/2015	BNP Paribas	Euro	158,064	United States Dollar	171,586	2,054
08/21/2015	Citibank	Euro	133,164	United States Dollar	145,829	458
08/21/2015	Morgan Stanley	Euro	228,406	United States Dollar	251,112	(199)
08/21/2015	Barclays	United States Dollar	2,964,566	Euro	2,687,742	11,963
08/21/2015	BNP Paribas	United States Dollar	2,956,476	Euro	2,687,742	3,873
08/21/2015	JP Morgan	United States Dollar	4,127,367	British Pound	2,667,818	(38,176)
08/28/2015	Standard Chartered	Chinese Yuan Renminbi	35,201,774	United States Dollar	5,725,448	15,197
08/28/2015	Merrill Lynch	Malaysian Ringgit	23,114,560	United States Dollar	6,123,062	(120,248)
08/28/2015	JP Morgan	Philippine Peso	25,269,150	United States Dollar	555,000	(2,938)
08/28/2015	ANZ Banking	United States Dollar	702,430	Chinese Yuan Renminbi	4,302,805	736
08/28/2015	Standard Chartered	United States Dollar	500,983	Chinese Yuan Renminbi	3,069,022	492
08/28/2015	UBS	United States Dollar	910,000	Chinese Yuan Renminbi	5,585,580	(887)
08/28/2015	HSBC Bank	United States Dollar	800,000	Malaysian Ringgit	3,055,200	6,569
08/28/2015	Standard Chartered	United States Dollar	469,603	Malaysian Ringgit	1,793,649	3,795
08/28/2015	BNP Paribas	United States Dollar	191,910	Philippine Peso	8,737,646	1,016
08/28/2015	JP Morgan	United States Dollar	150,000	Philippine Peso	6,795,000	1,548
08/31/2015	Merrill Lynch	Indian Rupee	608,427,273	United States Dollar	9,359,700	99,686
08/31/2015	Standard Chartered	Taiwan Dollar	220,838,621	United States Dollar	7,153,826	(185,088)
08/31/2015	HSBC Bank	Thai Baht	85,900,474	United States Dollar	2,533,190	(98,890)
08/31/2015	UBS	Thai Baht	146,432,860	United States Dollar	4,316,370	(166,667)
08/31/2015	HSBC Bank	United States Dollar	763,142	Chinese Offshore Yuan	4,762,235	(228)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2015	JP Morgan	United States Dollar	209,166	Indonesian Rupiah	2,834,199,300	$1,215
08/31/2015	Merrill Lynch	United States Dollar	438,020	Indonesian Rupiah	5,948,307,711	1,580
08/31/2015	Standard Chartered	United States Dollar	108,731	Indonesian Rupiah	1,482,548,180	(46)
08/31/2015	UBS	United States Dollar	1,178,395	Indonesian Rupiah	15,984,926,800	5,549
08/31/2015	ANZ Banking	United States Dollar	623,490	Indian Rupee	39,940,769	2,520
08/31/2015	ANZ Banking	United States Dollar	255,060	Indian Rupee	16,391,431	218
08/31/2015	Standard Chartered	United States Dollar	299,943	Indian Rupee	19,193,353	1,539
08/31/2015	Standard Chartered	United States Dollar	680,000	Indian Rupee	43,822,600	(1,322)
08/31/2015	Citibank	United States Dollar	403,013	Thai Baht	13,946,265	7,795
08/31/2015	ANZ Banking	United States Dollar	209,950	Taiwan Dollar	6,607,127	1,457
08/31/2015	Barclays	United States Dollar	550,000	Taiwan Dollar	17,029,100	12,633
08/31/2015	Citibank	United States Dollar	450,770	Taiwan Dollar	14,100,086	5,831
08/31/2015	Citibank	United States Dollar	213,520	Taiwan Dollar	6,668,230	3,099
09/02/2015	BNP Paribas	Brazilian Real	2,000,985	United States Dollar	590,000	(12,888)
09/02/2015	Citibank	Brazilian Real	3,295,385	United States Dollar	973,641	(23,206)
09/02/2015	BNP Paribas	United States Dollar	387,000	Brazilian Real	1,329,055	3,682
09/02/2015	Morgan Stanley	United States Dollar	13,635,755	Brazilian Real	46,164,531	321,265
09/30/2015	JP Morgan	Chinese Yuan Renminbi	39,381,070	United States Dollar	6,396,146	19,765
09/30/2015	Goldman Sachs	Hungarian Forint	1,294,682,197	United States Dollar	4,648,435	(24,315)
09/30/2015	JP Morgan	Indonesian Rupiah	13,665,000,000	United States Dollar	1,000,000	(6,473)
09/30/2015	Barclays	Korean Won	12,922,052,676	United States Dollar	11,514,928	(456,494)
09/30/2015	Goldman Sachs	Malaysian Ringgit	30,298,484	United States Dollar	7,919,102	(92,832)
09/30/2015	BNP Paribas	Polish Zloty	54,845,932	United States Dollar	14,702,427	(189,323)
09/30/2015	UBS	Singapore Dollar	319,443	United States Dollar	233,230	(804)
09/30/2015	Deutsche Bank	Thai Baht	46,936,906	United States Dollar	1,356,166	(27,223)
09/30/2015	JP Morgan	Thai Baht	111,494,940	United States Dollar	3,226,827	(70,028)
09/30/2015	HSBC Bank	Turkish Lira	5,302,127	United States Dollar	1,877,657	1,440
09/30/2015	Merrill Lynch	Turkish Lira	5,668,093	United States Dollar	2,079,141	(70,344)
09/30/2015	Standard Chartered	United States Dollar	738,820	Chinese Yuan Renminbi	4,531,183	606
09/30/2015	Goldman Sachs	United States Dollar	705,064	Hungarian Forint	197,559,033	(543)
09/30/2015	JP Morgan	United States Dollar	188,726	Hungarian Forint	52,841,345	(4)
09/30/2015	JP Morgan	United States Dollar	154,312	Hungarian Forint	43,877,913	(2,403)
09/30/2015	ANZ Banking	United States Dollar	1,470,000	Indonesian Rupiah	20,058,150,000	11,652
09/30/2015	BNP Paribas	United States Dollar	990,000	Indonesian Rupiah	13,503,600,000	8,207
09/30/2015	Citibank	United States Dollar	1,280,000	Indonesian Rupiah	17,478,400,000	9,215
09/30/2015	ANZ Banking	United States Dollar	363,810	Korean Won	424,639,032	412
09/30/2015	JP Morgan	United States Dollar	651,770	Korean Won	759,572,758	1,743
09/30/2015	Standard Chartered	United States Dollar	340,852	Korean Won	395,456,490	2,428
09/30/2015	UBS	United States Dollar	910,000	Korean Won	1,024,114,000	33,584
09/30/2015	Standard Chartered	United States Dollar	459,130	Malaysian Ringgit	1,763,977	3,485
09/30/2015	Standard Chartered	United States Dollar	533,510	Polish Zloty	2,002,439	3,633
09/30/2015	Goldman Sachs	United States Dollar	2,205,170	Singapore Dollar	3,026,155	3,346
09/30/2015	Merrill Lynch	United States Dollar	684,320	Thai Baht	24,002,798	4,719
09/30/2015	Deutsche Bank	United States Dollar	1,134,029	Turkish Lira	3,063,210	48,414
09/30/2015	JP Morgan	United States Dollar	3,070,000	Turkish Lira	8,678,546	(5,715)
09/30/2015	Deutsche Bank	United States Dollar	1,529,252	South African Rand	19,410,334	11,734
10/07/2015	Credit Suisse	United States Dollar	3,330,000	Colombian Peso	8,815,275,900	282,683
10/30/2015	Standard Chartered	Chilean Peso	749,186,579	United States Dollar	1,136,164	(34,603)
10/30/2015	Citibank	Colombian Peso	683,503,175	United States Dollar	242,119	(6,368)
10/30/2015	JP Morgan	Colombian Peso	20,025,321,810	United States Dollar	6,943,593	(36,539)
10/30/2015	Barclays	Czech Koruna	77,390,119	United States Dollar	3,164,399	(21,559)
10/30/2015	HSBC Bank	Hungarian Forint	192,271,603	United States Dollar	690,730	(4,257)
10/30/2015	Standard Chartered	Hungarian Forint	384,053,659	United States Dollar	1,364,190	7,009
10/30/2015	BNP Paribas	Israeli Shekel	5,788,320	United States Dollar	1,529,359	5,947
10/30/2015	Deutsche Bank	Mexican Peso	61,844,138	United States Dollar	3,820,605	(9,737)
10/30/2015	JP Morgan	Mexican Peso	159,055,283	United States Dollar	9,680,077	120,994
10/30/2015	JP Morgan	Mexican Peso	35,306,508	United States Dollar	2,178,252	(2,646)
10/30/2015	JP Morgan	Mexican Peso	25,200,240	United States Dollar	1,560,000	(7,148)
10/30/2015	Merrill Lynch	Mexican Peso	25,233,000	United States Dollar	1,560,000	(5,129)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/30/2015	UBS	Mexican Peso	9,815,428	United States Dollar	598,756	$6,076
10/30/2015	BNP Paribas	Peruvian Neuvo Sol	3,974,337	United States Dollar	1,228,733	353
10/30/2015	HSBC Bank	Peruvian Neuvo Sol	557,194	United States Dollar	172,000	315
10/30/2015	Merrill Lynch	Romanian Leu	16,120,947	United States Dollar	4,044,595	(33,156)
10/30/2015	Barclays	Russian Ruble	93,204,818	United States Dollar	1,520,309	(47,632)
10/30/2015	Citibank	United States Dollar	141,940	Chilean Peso	93,653,431	4,237
10/30/2015	BNP Paribas	United States Dollar	298,000	Colombian Peso	858,975,077	1,726
10/30/2015	Goldman Sachs	United States Dollar	791,310	Colombian Peso	2,229,649,023	22,268
10/30/2015	JP Morgan	United States Dollar	2,105,767	Colombian Peso	5,930,049,067	60,398
10/30/2015	Santander	United States Dollar	1,966,804	Colombian Peso	5,581,789,820	41,555
10/30/2015	Citibank	United States Dollar	333,330	Czech Koruna	8,264,604	(2,298)
10/30/2015	Citibank	United States Dollar	600,140	Hungarian Forint	170,106,682	(7,197)
10/30/2015	UBS	United States Dollar	153,880	Hungarian Forint	42,935,105	587
10/30/2015	Citibank	United States Dollar	197,710	Israeli Shekel	754,865	(2,512)
10/30/2015	Barclays	United States Dollar	442,000	Mexican Peso	7,128,191	2,757
10/30/2015	Goldman Sachs	United States Dollar	2,264,210	Mexican Peso	36,653,355	5,611
10/30/2015	Goldman Sachs	United States Dollar	792,684	Mexican Peso	12,996,408	(8,161)
10/30/2015	Standard Chartered	United States Dollar	2,890,000	Mexican Peso	47,299,185	(24,601)
10/30/2015	BNP Paribas	United States Dollar	310,830	Peruvian Neuvo Sol	1,003,421	516
10/30/2015	BNP Paribas	United States Dollar	2,102,160	Polish Zloty	7,861,867	23,481
10/30/2015	Citibank	United States Dollar	221,000	Polish Zloty	831,919	1,041
10/30/2015	Citibank	United States Dollar	676,620	Polish Zloty	2,561,570	(660)
10/30/2015	HSBC Bank	United States Dollar	2,104,101	Polish Zloty	7,861,867	25,422
10/30/2015	UBS	United States Dollar	447,410	Polish Zloty	1,669,157	6,085
10/30/2015	Merrill Lynch	United States Dollar	328,350	Romanian Leu	1,335,148	(3,880)
10/30/2015	HSBC Bank	United States Dollar	460,550	Russian Ruble	28,250,137	14,186
10/30/2015	Deutsche Bank	United States Dollar	2,920,000	Turkish Lira	8,219,038	30,248
10/30/2015	Merrill Lynch	United States Dollar	205,000	Turkish Lira	579,896	1,113
10/30/2015	Barclays	United States Dollar	2,070,000	South African Rand	26,135,613	37,475
10/30/2015	BNP Paribas	United States Dollar	1,184,322	South African Rand	15,038,170	14,828
10/30/2015	Deutsche Bank	United States Dollar	435,310	South African Rand	5,592,687	376
10/30/2015	HSBC Bank	United States Dollar	447,856	South African Rand	5,691,133	5,266
03/06/2017	HSBC Bank	Chinese Offshore Yuan	26,500,860	United States Dollar	4,163,202	(91,659)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	42,770,000	United States Dollar	6,710,599	(139,495)
03/06/2017	HSBC Bank	United States Dollar	4,645,000	Chinese Offshore Yuan	28,989,445	191,116
03/06/2017	HSBC Bank	United States Dollar	4,717,450	Chinese Offshore Yuan	30,344,995	55,301
03/06/2017	HSBC Bank	United States Dollar	1,560,000	Chinese Offshore Yuan	9,936,420	33,387
03/20/2017	Standard Chartered	Chinese Offshore Yuan	8,885,668	United States Dollar	1,403,739	(39,897)
03/20/2017	Standard Chartered	Chinese Offshore Yuan	21,446,083	United States Dollar	3,399,284	(107,572)
03/20/2017	Standard Chartered	United States Dollar	3,399,284	Chinese Offshore Yuan	21,446,083	107,572
03/20/2017	Standard Chartered	United States Dollar	1,403,739	Chinese Offshore Yuan	8,885,668	39,897

Total						$851,461

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

At July 31, 2015, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.123%	BRL 6,568,423	01/02/2018	$(40,541)	HSBC

Brazil CETIP Interbank Deposit Rate	11.990%	BRL 9,035,565	01/02/2018	(65,448)	HSBC

Brazil CETIP Interbank Deposit Rate	12.140%	BRL 8,139,264	01/02/2018	(49,175)	HSBC

Brazil CETIP Interbank Deposit Rate	13.235%	BRL 25,734,747	01/02/2018	52,137	HSBC

Brazil CETIP Interbank Deposit Rate	12.860%	BRL 33,893,517	01/02/2018	(10,431)	HSBC

Brazil CETIP Interbank Deposit Rate	13.278%	BRL 12,082,823	01/02/2018	(28,622)	BNP Paribas

				$(142,080)

At July 31, 2015, the Ashmore Emerging Markets Total Return Fund had the following currency swap contracts outstanding;

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Currency	Notional Amount Currency Received	Currency	Notional Amount Currency Delivered	Expiration Date	Unrealized Gain/Loss	Counterparty
1.078%	US0003M LIBOR	USD	523,680	EURO	480,000	06/05/2045	$21,167	HSBC

							$21,167

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$205,128,623	$—	$205,128,623
Corporate Convertible Bonds	—	93,041	—	93,041
Government Agencies	—	8,571,865	—	8,571,865
Government Bonds	—	312,709,534	—	312,709,534
Municipal Bonds	—	548,902	—	548,902
Index Linked Government Bonds	—	4,026,117	—	4,026,117

Total Debt Securities	—	531,078,082	—	531,078,082
Common Stock	—	95,556	—	95,556
Bank Loans	—	7,023,842	344,401	7,368,243
Warrants	—	20,939	—	20,939
Fully Funded Total Return Swaps	—	8,387,422	—	8,387,422

Total Investments	$—	$546,605,841	$344,401	$546,950,242

Other Financial Instruments
Assets:
Currency Swap Contracts	$—	$21,167	$—	$21,167
Forward Foreign Currency Exchange Contracts	—	3,443,738	—	3,443,738
Interest Rate Swap Contracts	—	52,137	—	52,137
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(2,592,277)	—	(2,592,277)
Interest Rate Swap Contracts	—	(194,217)	—	(194,217)

Total Other Financial Instruments	$—	$730,548	$—	$730,548

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/2014	Accrued (Premiums)	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2015
Investments, at value
Bank Loans
China	$—	$1,063	$217,062	$—	$—	$—	$3,276	$—	$—	$221,401
Ukraine	—	—	123,000	—	—	—	—	—	—	123,000

Total	$—	$1,063	$340,062	$—	$—	$—	$3,276	$—	$—	$344,401

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2015.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/2015	Valuation Technique	Unobservable Input	Actual
Bank Loans	$344,401	At cost plus accrued interest	Creditworthiness of debtor	N/A

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$611,004,656

Gross tax appreciation of investments	3,748,169
Gross tax depreciation of investments	(67,802,583)

Net tax depreciation of investments	$(64,054,414)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $87,625)
Grupo Financiero Galicia S.A. ADR		3,679	$69,128	0.87
			69,128	0.87
Brazil (Cost $497,661)
Cosan Ltd., Class A		27,100	127,370	1.61
Estacio Participacoes S.A.	BRL	23,600	97,875	1.23
Iochpe-Maxion S.A.	BRL	2,000	7,127	0.09
			232,372	2.93
Chile (Cost $189,315)
Banco de Chile ADR		1,352	84,227	1.06
Corpbanca S.A.	CLP	7,500,444	76,495	0.97
			160,722	2.03
China (Cost $2,344,622)
Baidu, Inc. ADR		1,884	325,292	4.11
China CITIC Bank Corp. Ltd., Class H	HKD	532,000	379,495	4.79
China Minsheng Banking Corp. Ltd., Class H	HKD	249,200	280,629	3.55
China Modern Dairy Holdings Ltd.	HKD	116,000	37,558	0.47
China National Building Material Co. Ltd., Class H	HKD	154,000	116,608	1.47
CITIC Securities Co. Ltd., Class H	HKD	21,000	57,428	0.73
Far East Horizon Ltd.	HKD	48,000	44,766	0.57
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	HKD	34,000	93,198	1.18
Haitong Securities Co. Ltd., Class H	HKD	32,000	57,872	0.73
Intime Retail Group Co. Ltd.	HKD	40,500	45,451	0.57
Ju Teng International Holdings Ltd.	HKD	328,500	144,497	1.83
Ping An Insurance Group Co. of China Ltd., Class H	HKD	45,000	258,891	3.27
Shimao Property Holdings Ltd.	HKD	96,500	172,777	2.18
SouFun Holdings Ltd. ADR		10,436	69,608	0.88
Sunac China Holdings Ltd.	HKD	171,000	153,082	1.93
			2,237,152	28.26
Egypt (Cost $49,130)
Egyptian Financial Group-Hermes Holding Co. GDR		11,109	31,638	0.40
			31,638	0.40
India (Cost $80,329)
ICICI Bank Ltd. ADR		9,693	97,609	1.23
			97,609	1.23
Indonesia (Cost $249,955)
Matahari Department Store Tbk PT	IDR	195,900	253,428	3.20
			253,428	3.20
Mexico (Cost $867,272)
Cemex S.A.B. de C.V. ADR (Participation Certificate)		40,502	344,267	4.35
Fibra Uno Administracion S.A. de C.V.	MXN	35,400	85,026	1.07
Grupo Mexico S.A.B. de C.V., Series B	MXN	44,126	120,664	1.52
Nemak S.A.B. de C.V.	MXN	62,900	77,295	0.98
Ternium S.A. ADR		7,260	112,893	1.43
			740,145	9.35
Peru (Cost $84,812)
Credicorp Ltd.		600	79,140	1.00
			79,140	1.00
Russian Federation (Cost $436,615)
Aeroflot - Russian Airlines OJSC	RUB	36,000	22,985	0.29
NOVATEK OAO GDR (Registered)		1,620	161,595	2.04

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation - (continued)
Sberbank of Russia ADR		33,294	$164,223	2.08
X5 Retail Group N.V. GDR (Registered)		2,362	42,280	0.53
			391,083	4.94
Singapore (Cost $11,045)
Lippo Karawaci Tbk PT	IDR	126,000	10,758	0.14
			10,758	0.14
South Africa (Cost $99,789)
Sasol Ltd. ADR		2,388	82,338	1.04
			82,338	1.04
South Korea (Cost $1,292,572)
Hyundai Motor Co.	KRW	527	67,105	0.85
Kia Motors Corp.	KRW	4,082	153,143	1.94
Korea Electric Power Corp.	KRW	5,795	252,075	3.19
Korean Reinsurance Co.	KRW	9,247	116,560	1.47
LG Display Co. Ltd.	KRW	6,902	130,354	1.65
LG Innotek Co. Ltd.	KRW	943	65,760	0.83
NAVER Corp.	KRW	84	37,544	0.47
POSCO	KRW	350	58,775	0.74
Samsung Engineering Co. Ltd.	KRW	797	19,888	0.25
SK Hynix, Inc.	KRW	2,504	79,390	1.00
			980,594	12.39
Taiwan (Cost $1,461,440)
Acer, Inc.	TWD	285,000	118,255	1.49
AU Optronics Corp. ADR		7,672	25,548	0.32
Capital Securities Corp.	TWD	126,000	38,672	0.49
Casetek Holdings Ltd.	TWD	33,000	187,099	2.36
Catcher Technology Co. Ltd.	TWD	16,000	176,362	2.23
China Airlines Ltd.	TWD	138,000	61,413	0.78
Evergreen Marine Corp. Taiwan Ltd.	TWD	71,710	34,411	0.43
Hon Hai Precision Industry Co. Ltd.	TWD	33,600	96,528	1.22
Innolux Corp.	TWD	38,000	13,240	0.17
Phison Electronics Corp.	TWD	12,000	86,470	1.09
Primax Electronics Ltd.	TWD	45,000	49,531	0.63
Shin Kong Financial Holding Co. Ltd.	TWD	586,000	171,504	2.17
Silicon Motion Technology Corp. ADR		3,120	82,118	1.04
United Microelectronics Corp.	TWD	300,000	106,900	1.35
			1,248,051	15.77
Turkey (Cost $315,896)
Turkiye Halk Bankasi A.S.	TRY	38,819	169,503	2.14
Yapi ve Kredi Bankasi A.S.	TRY	60,169	82,727	1.05
			252,230	3.19
United Arab Emirates (Cost $131,057)
Dubai Islamic Bank PJSC	AED	68,859	140,615	1.78
			140,615	1.78
Total Common Stock (Cost $8,199,135)			7,007,003	88.52

Preferred Stock

Brazil (Cost $230,692)
Itau Unibanco Holding S.A. ADR		17,160	148,949	1.88
			148,949	1.88
Colombia (Cost $124,101)
Avianca Holdings S.A. ADR		8,884	77,646	0.98
			77,646	0.98

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
South Korea (Cost $56,363)
Hyundai Motor Co. Ltd.	KRW	336	$29,576	0.38
			29,576	0.38
Total Preferred Stock (Cost $411,156)			256,171	3.24
Equity-Linked Securities
India (Cost $470,361)
Adani Ports and Special Economic Zone Ltd., Issued by JP Morgan Structured Products B.V.		26,890	136,299	1.72
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		12,371	110,651	1.40
Bharat Petroleum Corp. Ltd., Issued by JP Morgan Structured Products B.V.		6,980	100,887	1.27
Maruti Suzuki India Ltd., Issued by Merrill Lynch International & Co.		1,580	106,736	1.35
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products B.V.		2,311	32,129	0.41
Tata Chemicals Ltd., Issued by JP Morgan Structured Products B.V.		6,371	48,688	0.62
Tech Mahindra Ltd., Issued by JP Morgan Structured Products B.V.		13,616	112,698	1.42
			648,088	8.19
Total Equity-Linked Securities (Cost $470,361)			648,088	8.19
Total Investments (Total Cost $9,080,652)			7,911,262	99.95
Other Assets Less Liabilities			3,965	0.05
Net Assets			$7,915,227	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At July 31, 2015, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	10.5%
Consumer Staples	1.0
Energy	6.0
Financials	39.3
Health Care	1.2
Industrials	4.5
Information Technology	24.1
Materials	10.1
Utilities	3.2

Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, maturities, ratings, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of July 31, 2015.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$69,128	$—	$—	$69,128
Brazil	232,372	—	—	232,372
Chile	160,722	—	—	160,722
China	2,237,152	—	—	2,237,152
Egypt	—	31,638	—	31,638
India	97,609	—	—	97,609
Indonesia	253,428	—	—	253,428
Mexico	740,145	—	—	740,145
Peru	79,140	—	—	79,140
Russian Federation	391,083	—	—	391,083
Singapore	10,758	—	—	10,758
South Africa	82,338	—	—	82,338
South Korea	980,594	—	—	980,594
Taiwan	1,248,051	—	—	1,248,051
Turkey	252,230	—	—	252,230
United Arab Emirates	140,615	—	—	140,615

Total Common Stock	6,975,365	31,638	—	7,007,003
Preferred Stock
Brazil	148,949	—	—	148,949
Colombia	77,646	—	—	77,646
South Korea	29,576	—	—	29,576

Total Preferred Stock	256,171	—	—	256,171
Equity - Linked Securities				—
India	—	648,088	—	648,088

Total Investments	$7,231,536	$679,726	$—	$7,911,262

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
Egypt	$31,638	Manually priced security

Total	$31,638

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stocks
China	$1,563,407	Fair value factor was not applicable in the current period.
Russian Federation	$161,595	Fair value factor was not applicable in the current period.
Singapore	$10,758	Fair value factor was not applicable in the current period.
South Korea	$667,546	Fair value factor was not applicable in the current period.
Taiwan	$759,297	Fair value factor was not applicable in the current period.
Turkey	$82,727	Fair value factor was not applicable in the current period.
Preferred Stock
South Korea	$29,576	Fair value factor was not applicable in the current period.

Total	$3,274,906

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$9,111,260

Gross tax appreciation of investments	$397,857
Gross tax depreciation of investments	(1,597,855)

Net tax depreciation of investments	$(1,199,998)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock
Argentina (Cost $849,138)
IRSA Inversiones y Representaciones S.A. ADR		48,077	$812,982	1.58
			812,982	1.58
Brazil (Cost $2,983,535)
Banco ABC Brasil S.A.	BRL	5,248	15,848	0.03
CVC Brasil Operadora e Agencia de Viagens S.A.	BRL	113,300	618,792	1.21
GAEC Educacao S.A.	BRL	74,700	345,798	0.67
Iochpe-Maxion S.A.	BRL	29,400	104,756	0.20
Tereos Internacional S.A.	BRL	488,692	81,355	0.16
Tupy S.A.	BRL	97,700	507,910	0.99
Wilson Sons Ltd. BDR	BRL	16,640	149,198	0.29
			1,823,657	3.55
Chile (Cost $579,310)
Cia Sud Americana de Vapores S.A.	CLP	9,358,634	276,511	0.54
			276,511	0.54
China (Cost $12,637,181)
Anton Oilfield Services Group	HKD	994,000	170,533	0.33
Boer Power Holdings Ltd.	HKD	183,000	348,895	0.68
China Machinery Engineering Corp., Class H	HKD	1,037,000	787,886	1.53
Chinasoft International Ltd.	HKD	264,000	98,758	0.19
Far East Horizon Ltd.	HKD	487,000	454,189	0.88
Hollysys Automation Technologies Ltd.		21,695	461,670	0.90
iKang Healthcare Group, Inc. ADR		30,307	506,733	0.99
Intime Retail Group Co. Ltd.	HKD	579,000	649,781	1.27
Ju Teng International Holdings Ltd.	HKD	2,133,000	938,241	1.83
Noah Holdings Ltd. ADR		88,900	2,031,365	3.95
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	HKD	441,000	463,624	0.90
Shenzhen Investment Ltd.	HKD	2,890,000	1,114,650	2.17
Sinovac Biotech Ltd.		29	152	—
SouFun Holdings Ltd. ADR		240,048	1,601,120	3.12
Sunac China Holdings Ltd.	HKD	1,802,000	1,613,183	3.14
Tarena International, Inc. ADR		22,300	263,586	0.51
Vipshop Holdings Ltd. ADR		39,100	762,059	1.48
Xinchen China Power Holdings Ltd.	HKD	981,000	310,031	0.60
			12,576,456	24.47
Egypt (Cost $400,303)
Egyptian Financial Group-Hermes Holding Co. GDR		123,577	351,947	0.69
			351,947	0.69
Hong Kong (Cost $518,018)
Singamas Container Holdings Ltd.	HKD	2,648,000	430,386	0.84
			430,386	0.84
Indonesia (Cost $1,858,962)
AKR Corporindo Tbk PT	IDR	72,300	30,732	0.06
Bank Tabungan Negara Persero Tbk PT	IDR	9,530,800	824,323	1.60
Berlian Laju Tanker Tbk PT	IDR	4,428,000	16,039	0.03
Ciputra Surya Tbk PT	IDR	1,941,700	387,551	0.76
Lippo Karawaci Tbk PT	IDR	3,378,700	288,479	0.56
Mitra Adiperkasa Tbk PT	IDR	331,500	113,951	0.22
			1,661,075	3.23

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Malaysia (Cost $570,184)
AirAsia Bhd.	MYR	986,300	$350,730	0.68
			350,730	0.68
Mexico (Cost $4,531,543)
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Series A	MXN	374,100	512,421	1.00
Credito Real S.A.B. de C.V. SOFOM E.R.	MXN	375,372	858,725	1.67
Cydsa S.A.B. de C.V.	MXN	242,823	376,913	0.73
Grupo Famsa S.A.B. de C.V., Series A	MXN	353,326	252,399	0.49
Grupo Industrial Saltillo S.A.B. de C.V.	MXN	436,100	876,937	1.71
Grupo Lamosa S.A.B. de C.V.	MXN	99,485	185,850	0.36
PLA Administradora Industrial, S. de R.L. de C.V.	MXN	286,800	580,275	1.13
Vitro S.A.B. de C.V., Series A	MXN	188,675	610,083	1.19
			4,253,603	8.28
Philippines (Cost $318,164)
Century Properties Group, Inc.	PHP	11,119,001	201,788	0.39
			201,788	0.39
Russian Federation (Cost $2,068,488)
Aeroflot - Russian Airlines PJSC	RUB	373,200	238,284	0.46
Aeroflot - Russian Airlines PJSC (MIC Exchange)	RUB	615,200	392,798	0.77
LSR Group PJSC GDR (Registered)		221,748	486,737	0.95
QIWI PLC ADR		4,367	133,717	0.26
			1,251,536	2.44
South Korea (Cost $6,569,053)
Com2uSCorp	KRW	5,735	609,695	1.19
Dongsung Finetec Co. Ltd.	KRW	50,559	248,010	0.48
Interpark Corp.	KRW	26,368	531,799	1.03
Interpark Holdings Corp.	KRW	81,719	750,741	1.46
Korean Reinsurance Co.	KRW	83,092	1,047,393	2.04
Modetour Network, Inc.	KRW	49,964	1,671,658	3.25
Samchuly Bicycle Co. Ltd.	KRW	24,578	513,551	1.00
Soulbrain Co. Ltd.	KRW	42,765	1,551,403	3.02
			6,924,250	13.47
Taiwan (Cost $12,662,858)
Altek Corp.	TWD	797,900	635,611	1.24
Bizlink Holding, Inc.	TWD	187,136	841,687	1.64
Capital Securities Corp.	TWD	1,359,000	417,108	0.81
Casetek Holdings Ltd.	TWD	263,000	1,491,123	2.90
China Airlines Ltd.	TWD	2,053,000	913,629	1.78
FLEXium Interconnect, Inc.	TWD	240,000	801,989	1.56
Globalwafers Co. Ltd.	TWD	141,618	352,705	0.69
Globe Union Industrial Corp.	TWD	1,125	404	—
Ichia Technologies, Inc.	TWD	380,000	237,714	0.46
Innolux Corp.	TWD	560,891	195,423	0.38
Johnson Health Tech Co. Ltd.	TWD	256,257	555,995	1.08
Merry Electronics Co. Ltd.	TWD	478,000	694,937	1.35
MPI Corp.	TWD	300,000	590,089	1.15
On-Bright Electronics, Inc.	TWD	138,000	673,139	1.31
Primax Electronics Ltd.	TWD	626,000	689,023	1.34
Sercomm Corp.	TWD	408,000	864,552	1.68
Silicon Motion Technology Corp. ADR		25,386	668,160	1.30
Taiwan Paiho Ltd.	TWD	199,000	414,748	0.81
			11,038,036	21.48

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Turkey (Cost $2,057,959)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	TRY	19,426	$12,478	0.02
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	TRY	971,633	518,934	1.01
Tekfen Holding A.S.	TRY	388,706	591,945	1.15
Turkiye Sinai Kalkinma Bankasi A.S.	TRY	1,110,906	697,548	1.36
			1,820,905	3.54
United Arab Emirates (Cost $547,634)
Al Noor Hospitals Group PLC	GBP	39,817	582,629	1.13
			582,629	1.13
Total Common Stock (Cost $49,152,330)			44,356,491	86.31

Preferred Stock

Brazil (Cost $684,133)
Banco ABC Brasil S.A.	BRL	135,826	410,182	0.80
			410,182	0.80
Colombia (Cost $1,933,730)
Avianca Holdings S.A. ADR		140,429	1,227,349	2.39
			1,227,349	2.39
Total Preferred Stock (Cost $2,617,863)			1,637,531	3.19

Equity-Linked Securities

India (Cost $3,554,933)
Arvind Ltd., Issued by JP Morgan Structured Products		156,204	775,804	1.51
Balrampur Chini Mills Ltd., Issued by Merrill Lynch International & Co.		453,904	356,791	0.69
Crompton Greaves Ltd., Issued by JP Morgan Structured Products		28,091	80,481	0.16
Kotak Mahindra Bank Ltd., Issued by Merrill Lynch International & Co.		29,267	317,418	0.62
MT Educare Ltd., Issued by Merrill Lynch International & Co.		140,285	254,126	0.50
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products		48,951	680,539	1.32
Tata Chemicals Ltd., Issued by JP Morgan Structured Products		103,664	792,214	1.54
Union Bank of India, Issued by JP Morgan Structured Products		200,001	550,549	1.07
Total Equity-Linked Securities (Cost $3,554,933)			3,807,922	7.41
Total Investments (Total Cost $55,325,126)			49,801,944	96.91
Other Assets Less Liabilities			1,586,950	3.09
Net Assets			$51,388,894	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

At July 31, 2015, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	19.3%
Consumer Staples	0.9
Energy	0.3
Financials	27.5
Health Care	3.0
Industrials	16.3
Information Technology	21.6
Materials	8.0

Total Investments	96.9
Other Assets Less Liabilities	3.1
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$812,982	$—	$—	$812,982
Brazil	1,807,809	15,848	—	1,823,657
Chile	276,511	—	—	276,511
China	12,576,456	—	—	12,576,456
Egypt	—	351,947	—	351,947
Hong Kong	430,386	—	—	430,386
Indonesia	1,645,036	—	16,039	1,661,075
Malaysia	350,730	—	—	350,730
Mexico	3,690,840	562,763	—	4,253,603
Philippines	201,788	—	—	201,788
Russian Federation	1,251,536	—	—	1,251,536
South Korea	6,924,250	—	—	6,924,250
Taiwan	11,038,036	—	—	11,038,036
Turkey	1,820,905	—	—	1,820,905
United Arab Emirates	582,629	—	—	582,629

Total Common Stock	43,409,894	930,558	16,039	44,356,491
Preferred Stock
Brazil	410,182	—	—	410,182
Colombia	1,227,349	—	—	1,227,349

Total Preferred Stock	1,637,531	—	—	1,637,531
Equity-Linked Securities
India	—	3,807,922	—	3,807,922

Total Investments	$45,047,425	$4,738,480	$16,039	$49,801,944

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stock
Egypt	$351,947	Manually priced security
Mexico	562,762	Reuters bid price applied in current period.

Total	$914,709

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stock
Chile	$276,511	Fair value factor was not applicable in the current period.
China	3,772,732	Fair value factor was not applicable in the current period.
Hong Kong	430,386	Fair value factor was not applicable in the current period.
Indonesia	1,614,304	Fair value factor was not applicable in the current period.
Philippines	201,788	Fair value factor was not applicable in the current period.
Russian Federation	879,535	Fair value factor was not applicable in the current period.
South Korea	6,314,555	Fair value factor was not applicable in the current period.
Taiwan	6,115,054	Fair value factor was not applicable in the current period.
Turkey	697,548	Fair value factor was not applicable in the current period.

Total	$20,302,413

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2015
Investments, at value
Common Stock	$17,954	$—	$—	$—	$—	$(1,915)	$—	$—	$16,039

Total	$17,954	$—	$—	$—	$—	$(1,915)	$—	$—	$16,039

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2015.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 7/31/2015	Valuation Techniques	Unobservable Input	Actual
Common Stock	$16,039	Discount from last traded price	Discount Percentage(a)	75%

(a)	Represents a discount of 25% to the last publicly traded price reported on applicable market.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$55,409,616

Gross tax appreciation of investments	$3,187,388
Gross tax depreciation of investments	(8,795,060)

Net tax appreciation of investments	$(5,607,672)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $2,661,036)
Banco Macro S.A. ADR		21,514	$918,863	3.67
BBVA Banco Frances S.A. ADR		59,344	886,599	3.54
Grupo Financiero Galicia S.A. ADR		25,151	472,587	1.89
			2,278,049	9.10
Bangladesh (Cost $707,441)
Islami Bank Bangladesh Ltd.	BDT	2,351,842	662,235	2.65
			662,235	2.65
Egypt (Cost $557,093)
Arabian Cement Co.	EGP	242,051	494,918	1.98
			494,918	1.98
Greece (Cost $321,968)
OPAP S.A.	EUR	34,181	246,561	0.99
			246,561	0.99
Indonesia (Cost $2,262,938)
Ciputra Surya Tbk PT	IDR	1,299,100	259,292	1.04
Lippo Cikarang Tbk PT	IDR	306,400	187,996	0.75
Modernland Realty Tbk PT	IDR	13,301,500	486,730	1.94
Pakuwon Jati Tbk PT	IDR	30,240,500	927,726	3.71
			1,861,744	7.44
Kazakhstan (Cost $508,265)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		61,605	501,465	2.00
			501,465	2.00
Kenya (Cost $678,355)
CFC Stanbic Holdings Ltd.	KES	96,000	89,063	0.35
Co-operative Bank of Kenya (The) Ltd.	KES	461,921	89,091	0.36
Kenya Commercial Bank Ltd.	KES	743,600	363,086	1.45
			541,240	2.16
Kuwait (Cost $2,995,218)
Agility Public Warehousing Co. K.S.C.	KWD	212,835	456,954	1.83
Mobile Telecommunications Co. K.S.C.	KWD	312,155	427,892	1.71
National Bank of Kuwait S.A.K.P.	KWD	659,851	1,852,595	7.40
			2,737,441	10.94
Pakistan (Cost $6,180,193)
Bank Al Habib Ltd.	PKR	1,221,500	539,488	2.16
D.G. Khan Cement Co. Ltd.	PKR	1,014,000	1,516,691	6.06
Engro Corp. Ltd.	PKR	517,200	1,643,301	6.57
Fatima Fertilizer Co. Ltd.	PKR	751,500	354,429	1.42
Fauji Fertilizer Bin Qasim Ltd.	PKR	506,500	291,284	1.16
Fauji Fertilizer Co. Ltd.	PKR	396,300	571,739	2.28
Hub Power (The) Co. Ltd.	PKR	531,500	521,395	2.08
K-Electric Ltd.	PKR	4,778,000	371,348	1.48
Lucky Cement Ltd.	PKR	50,300	274,613	1.10
Maple Leaf Cement Factory Ltd.	PKR	1,341,500	953,121	3.81
			7,037,409	28.12
Philippines (Cost $1,755,995)
Belle Corp.	PHP	7,647,000	618,649	2.47
Cebu Air, Inc.	PHP	2,140	4,351	0.02
Century Properties Group, Inc.	PHP	8,017,161	145,496	0.58
Cosco Capital, Inc.	PHP	670,400	108,472	0.43
San Miguel Pure Foods Co., Inc.	PHP	120,390	434,336	1.74
			1,311,304	5.24

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Sri Lanka (Cost $2,278,554)
People’s Leasing & Finance PLC	LKR	6,083,492	$1,118,657	4.47
Sampath Bank PLC	LKR	635,189	1,248,727	4.99
			2,367,384	9.46
United Arab Emirates (Cost $3,933,120)
Air Arabia PJSC	AED	2,700,720	1,183,897	4.73
Emirates NBD PJSC	AED	406,410	1,156,350	4.62
Mashreqbank PSC	AED	40,300	1,234,704	4.94
United Arab Bank PJSC	AED	236,061	353,505	1.41
			3,928,456	15.70
Vietnam (Cost $823,420)
Petrovietnam Fertilizer & Chemicals JSC	VND	578,760	835,592	3.34
			835,592	3.34
Total Common Stock (Cost $25,663,596)			24,803,798	99.12

	Currency(1)	Par	Value	% of Net Assets
Convertible Bond

Oman (Cost $ — )
Bank Muscat S.A.O.G. 3.500%, 03/19/2018	OMR	31,609	$8,044	0.03
			8,044	0.03
Total Convertible Bond (Cost $ — )			8,044	0.03

Total Investments (Total Cost $25,663,596)			24,811,842	99.15

Other Assets Less Liabilities			213,931	0.85

Net Assets			$25,025,773	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

At July 31, 2015, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	1.0%
Consumer Staples	2.2
Financials	56.4
Industrials	6.6
Materials	27.7
Telecommunication Services	1.7
Utilities	3.5

Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$2,278,049	$—	$—	$2,278,049
Bangladesh	662,235	—	—	662,235
Egypt	494,918	—	—	494,918
Greece	246,561	—	—	246,561
Indonesia	1,861,744	—	—	1,861,744
Kazakhstan	501,465	—	—	501,465
Kenya	541,240	—	—	541,240
Kuwait	2,737,441	—	—	2,737,441
Pakistan	7,037,409	—	—	7,037,409
Philippines	1,311,304	—	—	1,311,304
Sri Lanka	2,367,384	—	—	2,367,384
United Arab Emirates	3,928,456	—	—	3,928,456
Vietnam	835,592	—	—	835,592

Total Common Stocks	24,803,798	—	—	24,803,798
Convertible Bond
Oman	—	8,044	—	8,044

Total Investments	$24,803,798	$8,044	$—	$24,811,842

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stocks
Indonesia	$447,288	Fair value factor was not applicable in the current period.
Kenya	541,240	Fair value factor was not applicable in the current period.
Kuwait	2,309,549	Fair value factor was not applicable in the current period.
Philippines	579,832	Fair value factor was not applicable in the current period.

Total	$3,877,909

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$25,766,597

Gross tax appreciation of investments	1,009,682
Gross tax depreciation of investments	(1,964,437)

Net tax depreciation of investments	$(954,755)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $258,786)
Angola (Rep of) Via Northern Lights III B.V. 7.000%, 08/16/2019		250,000	$246,800	0.91
			246,800	0.91
Belarus (Cost $1,113,833)
Belarus (Rep of) 8.750%, 08/03/2015		830,000	830,000	3.05
Belarus (Rep of) 8.950%, 01/26/2018		300,000	301,080	1.10
			1,131,080	4.15
Brazil (Cost $1,370,142)
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		475,000	470,250	1.73
Petrobras International Finance S.A. 3.500%, 02/06/2017		400,000	392,148	1.44
Petrobras International Finance S.A. 5.875%, 03/01/2018		200,000	200,800	0.74
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		298,386	246,168	0.90
			1,309,366	4.81
China (Cost $4,609,820)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		550,000	570,625	2.10
Baidu, Inc. 2.250%, 11/28/2017		425,000	425,857	1.56
China Hongqiao Group Ltd. 7.625%, 06/26/2017		275,000	275,603	1.01
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		475,000	492,861	1.81
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		350,000	380,625	1.40
CITIC Ltd. 6.875%, 01/21/2018		250,000	274,218	1.01
Hyva Global B.V. 8.625%, 03/24/2016		475,000	474,406	1.74
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018(2)		475,000	260,063	0.95
KWG Property Holding Ltd. 13.250%, 03/22/2017		325,000	353,860	1.30
Sunac China Holdings Ltd. 9.375%, 04/05/2018		475,000	485,103	1.78
Yuzhou Properties Co. Ltd. 11.750%, 10/25/2017		350,000	373,170	1.37
			4,366,391	16.03
Colombia (Cost $312,251)
Grupo Aval Ltd. 5.250%, 02/01/2017		300,000	310,980	1.14
			310,980	1.14
Dominican Republic (Cost $267,751)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		260,000	267,800	0.98
			267,800	0.98
Ecuador (Cost $1,849,653)
Ecuador (Rep of) 9.375%, 12/15/2015		500,000	496,250	1.82
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 5.912%, 09/24/2019		1,386,842	1,185,750	4.35
			1,682,000	6.17
Hong Kong (Cost $311,871)
Wiseyear Holdings Ltd. 5.000%, 02/15/2017		300,000	312,093	1.15
			312,093	1.15
India (Cost $1,116,540)
Bank of Baroda 5.000%, 08/24/2016		400,000	412,870	1.51
ICICI Bank Ltd. 4.750%, 11/25/2016		310,000	320,979	1.18
Vedanta Resources PLC 6.750%, 06/07/2016		375,000	375,469	1.38
			1,109,318	4.07
Indonesia (Cost $592,765)
Indo Energy Finance B.V. 7.000%, 05/07/2018		575,000	442,750	1.63
			442,750	1.63

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (Cost $426,704)
Delek & Avner Tamar Bond Ltd. 2.803%, 12/30/2016(3)		425,000	$425,000	1.56
			425,000	1.56
Kazakhstan (Cost $1,350,656)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 05/03/2017		275,000	284,331	1.04
Kazkommertsbank JSC 8.000%, 11/03/2015		383,000	382,877	1.40
Kazkommertsbank JSC 7.500%, 11/29/2016		300,000	298,914	1.10
Kazkommertsbank JSC 8.500%, 05/11/2018		375,000	366,855	1.35
			1,332,977	4.89
Malaysia (Cost $306,340)
Malayan Banking Bhd. 3.000%, 02/10/2017		300,000	305,339	1.12
			305,339	1.12
Mexico (Cost $413,624)
Grupo Televisa S.A.B. 6.000%, 05/15/2018		375,000	411,713	1.51
			411,713	1.51
Mongolia (Cost $251,585)
Mongolian Mining Corp. 8.875%, 03/29/2017		350,000	208,915	0.77
			208,915	0.77
Nigeria (Cost $573,551)
Access Finance B.V. 7.250%, 07/25/2017		575,000	557,061	2.05
			557,061	2.05
Pakistan (Cost $556,834)
Pakistan (Rep of) 7.125%, 03/31/2016		550,000	563,063	2.07
			563,063	2.07
Philippines (Cost $104,592)
SM Investments Corp. 5.500%, 10/13/2017		100,000	104,460	0.38
			104,460	0.38
Russian Federation (Cost $5,120,012)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875%, 09/25/2017		375,000	393,952	1.45
Bank of Moscow OJSC Via Kuznetski Capital, FRN 5.967%, 11/25/2015		275,000	274,197	1.01
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		375,000	365,145	1.34
Evraz Group S.A. 9.500%, 04/24/2018		450,000	468,607	1.72
Metalloinvest Finance Ltd. 6.500%, 07/21/2016		475,000	484,481	1.78
Polyus Gold International Ltd. 5.625%, 04/29/2020		500,000	470,625	1.73
Rosneft Finance S.A. 7.875%, 03/13/2018		100,000	105,380	0.39
SCF Capital Ltd. 5.375%, 10/27/2017		200,000	193,634	0.71
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		475,000	466,973	1.71
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		325,000	354,250	1.30
VimpelCom Holdings B.V. 6.255%, 03/01/2017		475,000	492,148	1.81
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		540,000	545,848	2.00
Vnesheconombank Via VEB Finance PLC 4.224%, 11/21/2018		400,000	382,000	1.40
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/2017		200,000	203,062	0.74
			5,200,302	19.09
Saudi Arabia (Cost $326,743)
SABIC Capital I B.V. 3.000%, 11/02/2015		325,000	326,870	1.20
			326,870	1.20

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $213,513)
Sappi Papier Holding GmbH 7.750%, 07/15/2017		200,000	$215,000	0.79
			215,000	0.79
Turkey (Cost $1,189,234)
Akbank T.A.S. 6.500%, 03/09/2018		375,000	401,563	1.47
Tupras Turkiye Petrol Rafinerileri A.S. 4.125%, 05/02/2018		200,000	200,240	0.74
Yapi ve Kredi Bankasi A.S. 6.750%, 02/08/2017		300,000	315,806	1.16
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.188%, 10/13/2015		275,000	276,375	1.01
			1,193,984	4.38
Ukraine (Cost $79,199)
Metinvest B.V. 10.500%, 11/28/2017		150,000	93,000	0.34
			93,000	0.34
United Arab Emirates (Cost $1,130,045)
Abu Dhabi National Energy Co. PJSC 4.125%, 03/13/2017		300,000	310,500	1.14
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	300,000	481,191	1.77
Emirates NBD PJSC 4.625%, 03/28/2017		300,000	311,625	1.14
			1,103,316	4.05
Venezuela (Cost $3,827,342)
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		731,000	733,559	2.69
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		1,060,000	667,800	2.45
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		2,880,000	1,962,720	7.21
Venezuela (Rep of) 5.750%, 02/26/2016		200,000	161,500	0.59
			3,525,579	12.94
Total Debt Securities (Cost $27,673,386)			26,745,157	98.18

Total Investments (Total Cost $27,673,386)			$26,745,157	98.18

Other Assets Less Liabilities			495,007	1.82

Net Assets			$27,240,164	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At July 31, 2015, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/21/2015	Merrill Lynch	United States Dollar	495,609	British Pound	320,181	$(4,323)

Total						$(4,323)

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$23,764,465	$—	$23,764,465
Government Agencies	—	382,000	—	382,000
Government Bonds	—	2,598,692	—	2,598,692

Total Investments	$—	$26,745,157	$—	$26,745,157

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(4,323)	$—	$(4,323)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

At July 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$27,697,310

Gross tax appreciation of investments	185,592
Gross tax depreciation of investments	(1,137,745)

Net tax depreciation of investments	$(952,153)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 25, 2015

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 25, 2015